UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Alabama Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport & Port Revenue – 1.4%
Alabama Port Authority Docks Facility, NATL, 5.25%, 2011 (c)	$1,000,000	$1,078,460
General Obligations - General Purpose – 7.9%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,052,510
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	642,707
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	159,539
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	292,095
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	253,450
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025	1,030,000	1,070,603
Mobile County, AL, 6%, 2009 (c)	1,345,000	1,350,219
Tuscaloosa, AL, AMBAC, 4.375%, 2037	500,000	435,415
Tuscaloosa, AL, “A”, 5.125%, 2039	750,000	748,298

		$6,004,836

General Obligations - Improvement – 4.5%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,041,850
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	751,979
Guam Government, “A”, 6.75%, 2029	50,000	48,649
Guam Government, “A”, 7%, 2039	60,000	59,396
Montgomery, AL, Warrants, NATL, 5.1%, 2021	1,005,000	1,031,693
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	510,810

		$3,444,377

General Obligations - Schools – 7.8%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,044,741
Huntsville, AL, School Warrants “B”, 5%, 2029	500,000	520,460
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020	1,750,000	1,484,333
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	886,134
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,010,490

		$5,946,158

Healthcare Revenue - Hospitals – 14.6%
Alabama Healthcare Authority Rev., “A”, 6%, 2036 (b)	$200,000	$202,658
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	750,000	706,305
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,504,185
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	747,630
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	336,675
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	700,000	519,799
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	943,470
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	400,000	346,156
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	1,050,000	1,145,099
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	285,000	280,169
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	245,338
Lauderdale County & Florence, AL, Health Care Authority Rev., “A” (Coffee Health Group), NATL, 5.75%, 2014	1,000,000	968,070
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	445,000	386,353
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	961,269
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	392,895
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	482,030
Valley, AL, Special Care Facilities Financing Authority, “A” (Lanier Memorial Hospital), 5.65%, 2022	225,000	179,458

1

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	$505,000	$515,196
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	251,716

		$11,114,471

Industrial Revenue - Metals – 0.7%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2010 (c)	$500,000	$521,665

Industrial Revenue - Other – 0.6%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$416,684

Industrial Revenue - Paper – 2.3%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$143,832
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	570,205
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	750,000	594,555
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	476,075

		$1,784,667

Miscellaneous Revenue - Other – 0.5%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security Administrative Building), ETM, 12.5%, 2010 (c)	$380,000	$392,741

Multi-Family Housing Revenue – 2.5%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$960,000	$964,387
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	972,451

		$1,936,838

Sales & Excise Tax Revenue – 1.6%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$500,000	$540,810
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	5,960,000	269,213
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	371,752

		$1,181,775

Single Family Housing - State – 1.6%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$40,000	$40,352
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	750,000	747,412
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	410,000	409,889
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	40,000	40,320

		$1,237,973

State & Local Agencies – 5.4%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,552,754
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2017	1,000,000	1,019,120
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2018	1,035,000	1,054,789
Leeds Public Educational Building Authority, Educational Facilities Rev., ASSD GTY, 5.125%, 2033	500,000	500,135

		$4,126,798

Tax - Other – 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$91,574
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	28,684

2

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Virgin Islands Public Finance Authority, “A”, 5.5%, 2018	$1,000,000	$1,002,060

		$1,122,318

Universities - Colleges – 16.5%
Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee University), ASSD GTY, 4.75%, 2026	$700,000	$701,148
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5%, 2038	1,000,000	1,000,760
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,015,580
Auburn University, General Fee Rev., FSA, 5%, 2038	2,000,000	2,006,380
Jacksonville State University, Tuition and Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	974,020
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	720,000	807,955
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	830,000	811,142
University of Alabama, Birmingham Hospital Rev., “A”, NATL, 5%, 2041	1,650,000	1,396,131
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	985,950
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,009,210
University of California Rev., “J”, FSA, 4.5%, 2035	760,000	649,017
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,019,160
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	151,191

		$12,527,644

Utilities - Investor Owned – 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$420,000	$421,189
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	70,000	70,486

		$491,675

Utilities - Municipal Owned – 7.2%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,019,020
Guam Power Authority Rev., AMBAC, 5%, 2018	3,500,000	3,079,755
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	390,000	405,569
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	137,805
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	450,000	452,606
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	376,116

		$5,470,871

Utilities - Other – 1.7%
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025	$1,000,000	$1,033,840
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	266,777

		$1,300,617

Water & Sewer Utility Revenue – 18.9%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$743,306
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,039,790
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019	1,000,000	1,002,370
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	750,000	740,678
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 4.75%, 2033	1,500,000	1,390,770
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	958,080
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,291,304
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 4.5%, 2035	400,000	359,088
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 5%, 2040	1,190,000	1,160,893
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	749,475
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	388,068
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,804,440

3

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	$185,000	$215,149
Huntsville, AL, Water System Rev., FSA, 5%, 2033	1,000,000	1,016,330
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., FSA, 5%, 2024	1,000,000	1,044,430
South Blount County, TN, Utility District Waterworks Rev., FSA, 5.25%, 2039	465,000	464,977

		$14,369,148

Total Municipal Bonds		$74,469,716

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	1,035,736	$1,035,736

Total Investments		$75,505,452

Other Assets, Less Liabilities – 0.9%		661,322

Net Assets – 100.0%		$76,166,774

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$74,469,716	$—	$74,469,716
Mutual Funds	1,035,736	—	—	1,035,736

Total Investments	$1,035,736	$74,469,716	$—	$75,505,452

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$76,483,420

Gross unrealized appreciation	$1,733,885
Gross unrealized depreciation	(2,711,853)

Net unrealized appreciation (depreciation)	$(977,968)

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 – continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,959,869	5,880,872	(6,805,005)	1,035,736

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,222	$1,035,736

6

MFS® Arkansas Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.8%
Airport & Port Revenue – 0.5%
Little Rock, AR, Airport Rev., “A”, FSA, 5.25%, 2019	$800,000	$801,424

General Obligations - General Purpose – 8.5%
Arkansas College Savings, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,406,349
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	825,038
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	296,921
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	536,306
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	6,000,000	6,268,020
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	327,495
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	515,420
Little Rock, AR, Library Construction & Improvement, 5%, 2028	500,000	511,890
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,748,940
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	384,638
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	406,846

		$13,227,863

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$55,000	$53,513
Guam Government, “A”, 5.25%, 2037	255,000	197,467
Guam Government, “A”, 7%, 2039	65,000	64,346

		$315,326

General Obligations - Schools – 8.4%
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,139,832
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2013 (c)	1,000,000	917,800
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2014 (c)	1,150,000	1,012,212
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2015 (c)	1,100,000	928,081
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,824,809
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,418,820
Little Rock, AR, School District, “A”, FSA, 5.4%, 2010 (c)	1,000,000	1,028,530
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,392,461
Pine Bluff, AR, School District Construction, NATL, 4.75%, 2033	565,000	527,755
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	1,960,340
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	877,095

		$13,027,735

Healthcare Revenue - Hospitals – 13.2%
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	$500,000	$514,980
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	3,735,000	3,906,175
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	642,398
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	857,460
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	1,215,000	1,164,492
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	750,000	803,505
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	2,500,000	2,282,625
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	555,000	545,593
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	825,000	750,890
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	490,676
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,049,119
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,012,670
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009	400,000	405,876

1

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$860,000	$746,661
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	501,850
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	718,332
Pulaski, AR, Hospital Rev. (Arkansas Childrens Hospital), ASSD GTY, 5.5%, 2034	750,000	729,240
Pulaski, AR, Hospital Rev. (Arkansas Childrens Hospital), ASSD GTY, 5.5%, 2039	375,000	363,255
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks Regional Medical Center), “A”, 5.25%, 2021	1,000,000	621,020
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	857,270
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,009,988
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	499,730

		$20,473,805

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$310,180

Industrial Revenue - Paper – 0.4%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$211,040
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	250,000	201,003
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	300,000	279,231

		$691,274

Multi-Family Housing Revenue – 1.8%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,002,130
Pulaski County, AR, Public Facilities Board Rev., “A”, GNMA, 5.75%, 2034	1,780,000	1,780,125

		$2,782,255

Sales & Excise Tax Revenue – 1.6%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,081,620
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	9,770,000	441,311
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	938,674

		$2,461,605

Single Family Housing - Local – 5.2%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,538,280
Lonoke County, AR, Residential Housing Facilities Rev., “A-2”, FNMA, 7.9%, 2011	10,826	10,847
Pulaski County, AR, Public Facilities Board Rev., “C”, FNMA, 0%, 2014	2,750,000	2,220,680
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., NATL, 7.5%, 2010 (c)	1,250,000	1,335,863

		$8,105,670

Single Family Housing - State – 5.5%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$160,000	$149,885
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 4.45%, 2034	220,000	219,595
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,549,844
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,285,000	1,271,032
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “D”, GNMA, 5.85%, 2024	240,000	240,370

2

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	$650,000	$634,329
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “C”, 5.3%, 2023	100,000	99,872
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	250,000	248,453
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	890,000	811,822
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,745,000	1,732,960
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	441,462
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)	1,000,000	1,145,530

		$8,545,154

State & Local Agencies – 2.0%
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	$500,000	$474,725
Arkansas Development Finance Authority Rev., Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	175,000	177,109
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,453,250

		$3,105,084

Tax - Other – 2.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$190,000	$183,149
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	62,149
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	2,790,000	3,240,948
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,000,000	967,960

		$4,454,206

Tobacco – 1.2%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2026	$2,000,000	$871,600
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2027	1,940,000	792,490
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	196,289

		$1,860,379

Transportation - Special Tax – 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority, “B”, NATL, 5.875%, 2010 (c)	$2,000,000	$2,129,020
Commonwealth of Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	674,925
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	590,000	551,845

		$3,355,790

Universities - Colleges – 21.7%
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	$1,240,000	$1,271,521
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	536,485
Arkansas University Rev., Student Fee, AMBAC, 5%, 2032	2,495,000	2,415,958
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	907,940
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,568,534
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	510,675
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4.75%, 2034	1,000,000	957,280
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	756,863
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,005,110
University of Arkansas, Administration Building Rev., “A”, 5%, 2038	1,000,000	998,400
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,570,430

3

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	$1,405,000	$1,436,486
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,217,496
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,145,632
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,201,126
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,486,225
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%,2030	1,000,000	1,003,760
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,024,700
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,485,075
University of California Rev., “J”, FSA, 4.5%, 2035	1,500,000	1,280,955
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,102,167
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	919,973

		$33,802,791

Utilities - Investor Owned – 1.0%
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	$1,000,000	$888,690
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	729,405

		$1,618,095

Utilities - Municipal Owned – 6.5%
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	$470,000	$468,148
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	971,010
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	730,000	759,142
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	259,710
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2010	455,000	464,878
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	6,000,000	6,787,620
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	423,005

		$10,133,513

Water & Sewer Utility Revenue – 12.9%
Arkansas Development Finance Authority, Economic Development Rev., “I”, AMBAC, 5.65%, 2014	$70,000	$70,003
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	1,200,000	1,164,204
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,804,440
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	375,000	436,114
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)	1,000,000	1,012,250
Fort Smith, AR, Water & Sewer Rev., N, FSA, 5%, 2032	2,000,000	2,035,380
Fort Smith, AR, Water & Sewer Rev., “C”, FSA, 5.25%, 2020	1,315,000	1,365,562
King County, WA, Sewer Rev., 5%, 2038	1,625,000	1,588,779
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	774,045
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,028,030
Little Rock, AR, Sewer Rev., “A”, FSA, 4.375%, 2033	750,000	657,653
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,769,110
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,535,000	1,532,820
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	816,339
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	955,350
South Blount County, TN, Utility District Waterworks Rev., FSA, 5.25%, 2039	925,000	924,954
South Sebastian County, AR, Water Refunding Rev., NATL, 5%, 2038	1,000,000	907,130

4

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	$1,250,000	$1,220,163
		$20,062,326

Total Municipal Bonds		$149,134,475

Money Market Funds (v) – 2.4%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	3,667,506	$3,667,506

Total Investments		$152,801,981

Other Assets, Less Liabilities – 1.8%		2,796,037

Net Assets – 100.0%		$155,598,018

(c)	Refunded bond.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$149,134,475	$—	$149,134,475
Mutual Funds	3,667,506	—	—	3,667,506

Total Investments	$3,667,506	$149,134,475	$—	$152,801,981

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$152,570,254

Gross unrealized appreciation	$4,993,011
Gross unrealized depreciation	(4,761,284)

Net unrealized appreciation (depreciation)	$231,727

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,265,949	9,531,973	(10,130,416)	3,667,506

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,975	$3,667,506

7

MFS® California Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.1%
Airport & Port Revenue – 4.1%
Long Beach, CA, Harbor Rev., “A”, FGIC, 5.25%, 2018	$3,500,000	$3,470,454
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028	490,000	351,702
Port Oakland, CA, “K”, FGIC, 5.75%, 2010 (c)	35,000	36,344
Port Oakland, CA, “K”, FGIC, 5.75%, 2020	3,965,000	3,804,378
Port of Oakland, CA, “A”, NATL, 5%, 2026	3,000,000	2,521,530
San Francisco, CA, City & County Airports Commission, International Airport Rev., FRN, 5.5%, 2019 (b)	1,730,000	1,761,140
San Jose CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,352,082

		$14,297,630

General Obligations - General Purpose – 1.5%
State of California, AMBAC, 6.3%, 2010	$3,000,000	$3,149,700
State of California, AMBAC, 7%, 2010	2,000,000	2,121,400

		$5,271,100

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$85,000	$82,702
Guam Government, “A”, 5.25%, 2037	815,000	631,120
Guam Government, “A”, 7%, 2039	95,000	94,044

		$807,866

General Obligations - Schools – 15.0%
Antelope Valley, CA (Union High School), “A”, NATL, 5%, 2027	$1,400,000	$1,361,668
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	4,335,000	1,459,074
Butte Glenn Community College District, “A”, NATL, 5%, 2026	1,885,000	1,888,374
Cabrillo, CA, Community College District Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	304,150
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,211,580
Chaffey, CA, Union High School District, “C”, FSA, 5%, 2027	1,000,000	1,008,920
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,190,028
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2032	1,000,000	220,480
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2033	3,000,000	610,920
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,330,618
Desert, CA, Community College District, “C”, FSA, 5%, 2037	3,000,000	2,827,470
El Monte, CA, Union High School District, Election of 2008. “A”, ASSD GTY, 5.5%, 2034	2,000,000	1,986,480
Foothill-De Anza, CA, Community College District, “A”, AMBAC, 4.5%, 2031	5,000,000	4,364,500
Gilroy Cauni School District, Election of 2002, “N”, FGIC, 5%, 2027	1,190,000	1,177,398
Glendale, CA, Community College District, Election 2002, “D”, NATL, 5%, 2031	2,710,000	2,638,700
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2023	2,285,000	1,145,356
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2024	2,640,000	1,236,286
Little Lake, CA, City School District, “A”, FSA, 6.125%, 2010 (c)(f)	1,035,000	1,102,710
Long Beach, CA, Community College District, Election of 2008, “A”, FSA, 0%, 2028	1,375,000	431,819
Los Angeles, CA, Unified School District, “D”, 5%, 2034	2,000,000	1,866,320
Los Angeles, CA, Unified School District, Election 2002, “B”, AMBAC, 4.5%, 2031	3,325,000	2,875,194
Moorpark, CA, Unified School District, Election of 2008, “A”, ASSD GTY, 0%, 2033	3,000,000	627,090
Moreland, CA, School District, Election of 2002, “B”, FGIC, 0%, 2028	1,440,000	450,288
Natomas Union School District, Election of 2002, “B”, FGIC, 5%, 2028	1,430,000	1,398,869
Oceanside, CA, Union School District, ASSD GTY, 0%, 2031	3,210,000	759,326
Oceanside, CA, Union School District, Election of 2000, “C”, NATL, 5.25%, 2032	1,940,000	1,946,460
Perris, CA, Union School District, “A”, FGIC, 0%, 2027	3,100,000	978,019
Sacramento, CA, City Unified School District, FSA, 0%, 2025	5,510,000	2,148,735
San Diego, CA, Community College District, 5.25%, 2033	875,000	879,725
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	2,615,000	2,407,317
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,066,022
Santa Barbara, CA, Community College District, “A”, 5.25%, 2033	2,000,000	2,024,380
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019	2,210,000	2,269,692
Santa Monica, CA (Community College District, 2002 Election), “C”, NATL, 0%, 2027	2,000,000	645,620

1

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, NATL, 0%, 2039	$1,315,000	$171,213
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, NATL, 0%, 2040	1,400,000	169,624
Shasta, CA, Union High School District, Election 2001, NATL, 0%, 2027	2,020,000	663,227
Walnut Valley, CA, Union School District, Election of 2000, “E”, FSA, 0%, 2028	1,535,000	464,123
Washington, CA, Union School District, Election of 1999, “A”, FGIC, 5.625%, 2021	1,000,000	1,039,330

		$52,347,105

Healthcare Revenue - Hospitals – 15.4%
ABAG Finance Authority Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$1,785,460
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,503,285
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	1,930,840
California Health Facilities Financing Authority Rev. (Childrens Hospital of Orange County), 6.25%, 2029	2,000,000	1,976,220
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,567,730
California Health Facilities Financing Authority Rev., (Cedars Sinai Medical Center), 5%, 2027	1,000,000	915,240
California Health Facilities Financing Authority Rev., (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,617,465
California Health Facilities Financing Authority Rev., (Providence Health & Services), “C”, 6.5%, 2038	1,750,000	1,873,918
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,433,915
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,500,920
California Statewide Communities Development Authority Rev., 5%, 2035	2,000,000	1,607,460
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	2,595,000	2,326,911
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,030,340
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2010 (c)	1,000,000	971,300
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CALHF, 5%, 2018	2,000,000	1,960,580
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	1,839,900
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	3,635,480
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	4,000,000	3,826,520
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.625%, 2042	4,000,000	3,813,760
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,627,760
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,318,300
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,523,355
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	1,000,000	1,082,340
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	2,000,000	1,574,300
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,341,716
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	802,250
Tahoe Forest California Hospital District, “A”, 5.85%, 2022	205,000	183,332

2

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023 (d)	$385,000	$246,396
Washington Township, CA, Health Care Rev., 5%, 2018	1,000,000	989,310
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	1,902,300

		$53,708,603

Healthcare Revenue - Long Term Care – 0.8%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	$1,000,000	$962,070
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	681,990
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	844,780
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	410,000	370,082

		$2,858,922

Industrial Revenue - Environmental Services – 1.5%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$1,944,860
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5.125%, 2031 (b)	2,250,000	2,252,205
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	1,132,788

		$5,329,853

Industrial Revenue - Other – 0.5%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$767,220
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	888,874

		$1,656,094

Miscellaneous Revenue - Other – 1.8%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$2,615,000	$2,316,053
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,090,000	1,009,504
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	743,150
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)	2,300,000	2,342,780

		$6,411,487

Parking – 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,053,940

Sales & Excise Tax Revenue – 0.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., “A”, 5.5%, 2028	$1,770,000	$1,725,060

Single Family Housing - Local – 0.1%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$10,000	$10,435
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	20,214
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	315,000	321,571

		$352,220

Single Family Housing - State – 3.7%
California Housing Finance Agency Rev., “A”, 4.95%, 2036	$3,400,000	$2,633,470
California Housing Finance Agency Rev., “G”, 5.5%, 2042	1,985,000	1,911,178
California Housing Finance Agency Rev., “J”, 5.75%, 2047	2,495,000	2,382,875
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	850,000	465,086
California Housing Finance Agency Rev., Home Mortgage, NATL, 0%, 2028	3,400,000	1,127,746
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,132,775
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,368,110

		$13,021,240

3

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, 5.125%, 2014	$1,000,000	$1,000,480
South Bayside Waste Management Authority, California Solid Waste System Rev., AMBAC, 5.75%, 2020	2,100,000	2,115,666

		$3,116,146

State & Agency - Other – 1.2%
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018	$2,435,000	$2,729,903
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018	1,500,000	1,531,170

		$4,261,073

State & Local Agencies – 14.1%
Banning, CA, COP, Water Systems Improvement Project, AMBAC, 8%, 2019	$780,000	$985,366
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	1,000,000	814,280
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,181,425
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,264,700
California Public Works Board, Department of Justice, “D”, 5.25%, 2020	1,565,000	1,485,451
California Public Works Broad Lease Rev., 6.25%, 2034	1,500,000	1,486,770
California Public Works Broad Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	1,978,980
Delaware Valley Regional Financial Authority, “C”, 1.197%, FRN, 2037	2,320,000	1,440,163
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,000,000	2,482,710
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,500,000	4,420,460
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,692,520
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.625%, 2013 (c)	5,000,000	5,615,050
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,023,280
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	2,610,000	2,657,032
Pomona, CA, Public Financing Authority Rev., “A”, AMBAC, 5%, 2042	3,735,000	3,083,056
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	2,130,000	2,209,300
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)	1,635,000	1,726,658
San Diego, CA, Regional Building Authority Lease Rev. (County Operations Center & Annex), “A”, 5.375%, 2036	3,000,000	2,863,290
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	3,834,933

		$49,245,424

Tax - Other – 1.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$428,953
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	138,640
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,000,000	1,935,920
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,600,000	1,534,384

		$4,037,897

Tax Assessment – 4.3%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$2,942,462
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,252,147
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No. 89-1, 5.7%, 2020	1,350,000	1,183,316
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	999,910
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010	715,000	723,244

4

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	$1,900,000	$1,459,200
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,195,425
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, NATL, 0%, 2026	4,720,000	1,442,668
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	1,980,906

		$15,179,278

Tobacco – 3.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	$2,645,000	$3,075,421
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,470,000	2,741,157
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	8,000,000	4,796,000
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	5,000,000	355,650
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	5,000,000	364,400

		$11,332,628

Toll Roads – 0.8%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., Capital Appreciation, “A”, 7.1%, 2010 (c)	$2,500,000	$2,630,150

Universities - Colleges – 8.7%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,494,225
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	849,114
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	1,861,680
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,032,575
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	1,000,000	948,050
California Educational Facilities Authority Rev. (Santa Clara University), “A”, NATL, 5%, 2027	1,340,000	1,341,863
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	583,154
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	936,135
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,184,370
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,214,539
California Educational Facilities Authority Rev. (University of The Pacific), 5.5%, 2039	1,800,000	1,718,244
California Educational Facilities Authority Rev., “A”, 4.5%, 2033	3,000,000	2,689,830
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	170,000	180,929
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	1,844,220
California Public Works Board Lease Rev. (Regents University), 5%, 2034	1,500,000	1,318,245
California State University Rev., “A”, AMBAC, 5%, 2035	5,000,000	4,505,100
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	702,170
Foothill-De Anza, CA, Community College District, Election of 1999, “B”, FGIC, 0%, 2025	1,500,000	640,125
Hastings College of the Law, CA, ASSD GTY, 4.75%, 2037	1,290,000	1,151,493
University of California Rev., “J”, FSA, 4.5%, 2035	4,000,000	3,415,880

		$30,611,941

Universities - Dormitories – 0.9%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,255,860

5

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	$2,000,000	$1,721,500

		$2,977,360

Universities - Secondary Schools – 1.0%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,153,290
California Statewide Communities Development Authority Rev., Aspire Public Schools (Oakland Project), “A”, 7.25%, 2031	930,000	731,696
Los Angeles, CA, COP, 5.7%, 2018	1,800,000	1,708,686

		$3,593,672

Utilities - Investor Owned – 1.6%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), NATL, 5.35%, 2016	$3,500,000	$3,430,175
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	2,223,575

		$5,653,750

Utilities - Municipal Owned – 3.9%
Glendale, CA, Electric Works Rev., NATL, 5.75%, 2010 (c)	$1,420,000	$1,477,084
Glendale, CA, Electric Works Rev., NATL, 5.75%, 2010 (c)	1,160,000	1,206,632
Los Angeles, CA, Department of Water & Power Rev., “A-1”, 5.25%, 2038	3,000,000	2,951,700
Los Angeles, CA, Department of Water & Power Rev., “A-1”, FSA, 4.625%, 2037	3,500,000	3,135,335
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	913,440
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	1,989,440
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	805,128
Virgin Islands Water & Power Authority Rev., “A”, 5.125%, 2013	1,000,000	1,003,030

		$13,481,789

Utilities - Other – 0.6%
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$2,565,000	$2,054,001

Water & Sewer Utility Revenue – 7.3%
Brentwood, CA, Infrastructure Financing Authority Water Rev., 5.75%, 2038	$1,080,000	$1,125,349
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	1,070,000	1,259,037
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	22,491
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2029	1,980,000	1,990,969
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	23,819
Chino Basin, CA, Desalter Authority Rev., “A”, ASSD GTY, 5%, 2035	1,000,000	929,250
Culver City, CA, Wastewater Facilities Rev., “A”, FGIC, 5.6%, 2019	1,000,000	1,022,360
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	1,065,000	1,155,632
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2037	4,000,000	3,608,200
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,565,438
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,570,440
Sacramento County, CA, Sanitation District, Financing Authority Rev., NATL, 5%, 2035	1,460,000	1,404,418
San Diego County, CA, Water Authority Rev., “A”, FSA, 5%, 2038	3,000,000	2,800,530
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	340,400
San Diego, CA, Public Facilities Financing Authority Water Rev., “A”, 5.25%, 2038	1,500,000	1,433,280
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,454,458

		$25,706,071

Total Municipal Bonds		$332,722,300

6

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 3.8%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	13,324,270	$13,324,270

Total Investments		$346,046,570

Other Assets, Less Liabilities – 1.1%		3,819,739

Net Assets - 100.0%		$349,866,309

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$332,722,300	$—	$332,722,300
Mutual Funds	13,324,270	—	—	13,324,270

Total	$13,324,270	$332,722,300	$—	$346,046,570

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(18,653)	$—	$—	$(18,653)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$368,604,000

Gross unrealized appreciation	$5,846,164
Gross unrealized depreciation	(28,403,594)

Net unrealized appreciation (depreciation)	$(22,557,430)

The aggregate cost above includes prior fiscal year end tax adjustments.

8

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(3) Derivative Contracts at 6/30/09

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond (Short)	USD	17	$(2,012,109)	Sep-09	$(18,653)

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,577,179	31,026,496	(26,279,405)	13,324,270

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,456	$13,324,270

9

MFS® Florida Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport & Port Revenue – 7.0%
Greater Orlando Aviation Authority Rev., “A”, FGIC, 5.25%, 2018	$1,000,000	$989,119
Lee County, FL, Airport Rev., “A”, FSA, 5.875%, 2018	1,000,000	1,016,090
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, FSA, 5%, 2041	1,000,000	917,780
Pensacola, FL, Airport Rev., “B”, NATL, 5.625%, 2014	440,000	441,421

		$3,364,410

General Obligations - General Purpose – 4.3%
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), NATL, 5.5%, 2020	$1,000,000	$1,000,550
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,055,810

		$2,056,360

General Obligations - Schools – 8.1%
Florida Board of Education, Capital Outlay, 9.125%, 2014 (f)	$2,075,000	$2,404,510
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	515,112
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	998,570

		$3,918,192

Healthcare Revenue - Hospitals – 19.5%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$430,000	$390,251
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, 6.5%, 2019	1,000,000	941,360
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	300,000	225,411
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	113,945
Jacksonville, FL, Health Facilities Rev. (Ascencion Health), “A”, 5.25%, 2032	1,000,000	989,310
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	434,970
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032	750,000	607,028
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	305,000	264,804
Marion County, FL, Hospital District Rev., 5.5%, 2014	20,000	20,081
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	505,125
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	213,995
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	505,895
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	848,340
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	574,320
South Broward, FL, Hospital District Rev., 5%, 2036	1,015,000	895,159
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	441,600
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	70,000	70,996
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	300,000	301,344
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	760,000	760,030
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	320,000	326,461

		$9,430,425

Healthcare Revenue - Long Term Care – 0.4%

Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	$250,000	$184,080

1

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$297,276

Industrial Revenue - Chemicals – 1.3%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$462,065
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	149,892

		$611,957

Industrial Revenue - Environmental Services – 0.6%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	$300,000	$290,181

Industrial Revenue - Other – 1.3%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$160,000	$159,483
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	479,260

		$638,743

Industrial Revenue - Paper – 1.2%
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$500,000	$564,595

Miscellaneous Revenue - Other – 0.5%
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	$120,000	$88,732
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	200,000	142,296

		$231,028

Multi-Family Housing Revenue – 2.9%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$500,000	$451,965
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q-1”, AMBAC, 5.1%, 2018	870,000	873,019
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), FSA, 4.3%, 2012	70,000	69,903

		$1,394,887

Sales & Excise Tax Revenue – 4.5%
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, NATL, 0%, 2032	$2,000,000	$380,500
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023	1,000,000	980,840
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034	815,000	804,568

		$2,165,908

Single Family Housing - Local – 0.9%
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	$24,000	$25,701
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), “A-1”, GNMA, 7.2%, 2033	25,000	25,564
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	45,000	44,223
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), “A-1”, GNMA, 5.2%, 2031	350,000	346,115

		$441,603

Single Family Housing - State – 1.6%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$855,000	$768,294

Solid Waste Revenue – 1.0%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$194,214
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	299,466

		$493,680

2

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 5.0%
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	$1,000,000	$1,018,860
Miami-Dade County School Board, FL, COP, “B”, ASSD GTY, 5%, 2033	1,500,000	1,389,225

		$2,408,085

Tax - Other – 0.2%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$120,886

Tax Assessment – 3.2%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$185,000	$130,053
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	195,000	97,734
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	130,000	94,021
Concorde Estates, FL, Community Development District, “B”, 5%, 2011	180,000	111,245
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	155,000	105,656
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	40,000	38,451
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2010 (a)	85,000	50,986
Lakes by the Bay South Community Development District, Special Assessment, “B”, 5.3%, 2010 (a)	100,000	50,336
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	85,000	64,330
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	200,000	68,406
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	105,000	78,869
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	90,000	72,031
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	60,000	51,827
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	80,000	62,470
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	54,273
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	143,097
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	185,000	115,621
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	130,000	76,528
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	155,000	87,276

		$1,553,210

Tobacco – 2.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$500,000	$349,705
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,050,000	592,725
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	196,423

		$1,138,853

Universities - Colleges – 7.0%
Florida Board Regents, Housing Rev., NATL, 5.3%, 2020	$610,000	$610,793
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,197,336
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	500,000	548,765
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	1,018,890

		$3,375,784

3

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 1.7%
Florida Finance Authority, Capital Loan Projects Rev., “F”, NATL, 5.125%, 2021	$1,000,000	$823,030

Utilities - Investor Owned – 1.1%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$517,570

Utilities - Municipal Owned – 4.2%
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	$400,000	$428,052
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	930,150
St. Lucie West, FL, Utility Rev., NATL, 5.25%, 2034	720,000	680,530

		$2,038,732

Water & Sewer Utility Revenue – 16.7%
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	$1,000,000	$1,015,160
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032	1,500,000	1,508,415
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023	1,000,000	1,004,470
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	943,340
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,086,856
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	505,000	487,921
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	2,115,000	1,907,942
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., 5%, 2038	125,000	123,664

		$8,077,768

Total Municipal Bonds, at Value		$46,905,537

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	920,682	$920,682

Total Investments, at Value		$47,826,219

Other Assets, Less Liabilities – 0.9%		428,164

Net Assets – 100.0%		$48,254,383

(a)	Non-income producing security.

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $159,483, representing 0.33% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$46,905,537	$—	$46,905,537
Mutual Funds	920,682	—	—	920,682

Total Investments	$920,682	$46,905,537	$—	$47,826,219

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(3,292)	$—	$—	$(3,292)

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$50,494,222

Gross unrealized appreciation	$801,127
Gross unrealized depreciation	(3,469,130)

Net unrealized appreciation (depreciation)	$(2,668,003)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/09

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	3	$355,078	Sep-09	$(3,292)

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	984,804	3,059,718	(3,123,840)	920,682

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$638	$920,682

6

MFS® Georgia Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport & Port Revenue – 4.6%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2029	$750,000	$758,595
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2034	750,000	747,892
Atlanta, GA, Airport Rev., “B”, FSA, 5.25%, 2033	1,000,000	1,013,990
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	246,365

		$2,766,842

General Obligations - General Purpose – 4.2%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$506,535
Cherokee County, GA, 4.5%, 2029	500,000	503,105
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	480,005
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,039,370

		$2,529,015

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$20,000	$19,459
Guam Government, “A”, 5.25%, 2037	100,000	77,438
Guam Government, “A”, 7%, 2039	25,000	24,749

		$121,646

General Obligations - Schools – 3.2%
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024	$575,000	$554,162
Forsyth County, GA, School District, 6%, 2010 (c)	750,000	788,025
Fulton County, GA, School District, 6.375%, 2010	570,000	578,539

		$1,920,726

Healthcare Revenue - Hospitals – 7.1%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$710,948
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	326,973
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	156,830
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	314,202
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	500,000	408,205
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	192,422
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	435,000	420,615
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	335,000	290,850
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009	80,000	80,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	110,000	108,508
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	456,245
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	196,867
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	392,773
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	192,488

		$4,247,926

Healthcare Revenue - Long Term Care – 0.9%
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	$150,000	$111,407
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	150,000	101,430
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	202,896

1

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	$200,000	$136,118

		$551,851

Industrial Revenue - Environmental Services – 0.9%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$495,715

Industrial Revenue - Other – 1.4%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	$750,000	$662,032
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	148,146

		$810,178

Industrial Revenue - Paper – 1.2%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$126,934
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	103,887
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	486,165

		$716,986

Multi-Family Housing Revenue – 2.3%
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road Apartments LP), FRN, FNMA, 5%, 2032 (b)	$500,000	$480,950
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	900,000	903,096

		$1,384,046

Sales & Excise Tax Revenue – 3.8%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$500,000	$540,810
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, FSA, 5%, 2037	1,500,000	1,486,590
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	260,226

		$2,287,626

Single Family Housing - State – 5.9%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$982,060
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	550,000	509,680
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	825,000	820,215
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	750,435
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	471,570

		$3,533,960

State & Agency - Other – 7.3%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	$1,000,000	$874,310
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2010 (c)	335,000	355,442
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	169,719
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,026,450
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	1,898,020

		$4,323,941

State & Local Agencies – 4.7%
Clayton County, GA, Development Authority Rev., “A”, 6.25%, 2009 (c)	$500,000	$512,040
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project), 6.25%, 2010 (c)	755,000	802,067
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	1,000,000	1,012,780

2

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A”, SYNCORA, 5%, 2029	$500,000	$500,455

		$2,827,342

Tax - Other – 1.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$72,296
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	23,904
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	1,000,000	964,420

		$1,060,620

Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$114,019
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	88,256

		$202,275

Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$72,629
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	90,000	62,947

		$135,576

Transportation - Special Tax – 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	$185,000	$190,964

Universities - Colleges – 18.8%
Athens, GA, Housing Authority Rev. (University of GA East Campus Funding), 5.25%, 2035	$500,000	$508,900
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2024	250,000	204,775
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2031	250,000	178,030
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	471,940
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	464,530
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	459,635
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	460,965
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,034,110
Dekalb Newton & Gwinnett Counties Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	511,680
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	1,063,604
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	267,825
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), SYNCORA, 5%, 2032	500,000	485,375
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,000,350
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	242,687
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	303,087
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	86,476
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	555,000	622,799
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	280,981
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5%, 2038	1,000,000	1,010,180

3

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	$500,000	$503,015
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	160,000	162,011
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	1,000,000	933,170

		$11,256,125

Universities - Dormitories – 0.7%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$430,980

Utilities - Investor Owned – 0.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$330,000	$330,934
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	160,000	161,110

		$492,044

Utilities - Municipal Owned – 5.5%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,405,988
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	300,000	311,976
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	106,004
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,075,440
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2012 (c)	350,000	391,552

		$3,290,960

Utilities - Other – 0.7%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	$250,000	$218,160
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	203,474

		$421,634

Water & Sewer Utility Revenue – 20.7%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$529,960
Atlanta, GA, Water & Wastewater Rev., FSA, 5%, 2037	870,000	836,818
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034	1,000,000	1,016,380
Cherokee County, GA, Water & Sewer Authority Rev., FSA, 5%, 2035	1,000,000	1,003,580
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)	1,000,000	1,057,510
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)	470,000	494,619
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	388,068
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	902,220
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	145,000	168,631
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)	500,000	535,130
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)	1,105,000	1,163,222
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014	100,000	110,820
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	2,150,000	2,391,273
Walton County, GA, Water & Sewer Authority Rev. (Oconee-Hard Creek), FSA, 5%, 2038	750,000	753,083
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), FSA, 5%, 2038	1,000,000	992,440

		$12,343,754

Total Municipal Bonds		$58,342,732

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	1,146,428	$1,146,428

Total Investments		$59,489,160

Other Assets, Less Liabilities – 0.5%		316,210

Net Assets – 100.0%		$59,805,370

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

4

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3
Municipal Bonds	$—	$58,342,732	$—
Mutual Funds	1,146,428	—	—

Total Investments	$1,146,428	$58,342,732	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$59,700,984

Gross unrealized appreciation	$1,525,424
Gross unrealized depreciation	(1,737,248)

Net unrealized appreciation (depreciation)	$(211,824)

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	774,568	4,538,708	(4,166,848)	1,146,428

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$729	$1,146,428

7

MFS® Maryland Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.3%
Airport & Port Revenue – 1.0%
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	$1,000,000	$1,020,720

General Obligations - General Purpose – 8.7%
Baltimore, MD, “B”, 7.15%, 2009	$2,120,000	$2,158,860
Baltimore, MD, Public Improvement, “A”, FSA, 5%, 2027	1,050,000	1,105,660
Baltimore, MD, UT, Public Improvement, “A”, NATL, 7%, 2009	1,000,000	1,017,630
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	230,446
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	397,441
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.25%, 2026	2,330,000	2,115,989
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)	2,000,000	2,027,200

		$9,053,226

General Obligations - Improvement – 3.9%
Guam Government, “A”, 6.75%, 2029	$70,000	$68,108
Guam Government, “A”, 7%, 2039	80,000	79,195
Prince George’s County, MD, Unrefunded Balance, Public Improvement, FSA, 5.375%, 2009 (c)	80,000	81,746
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	1,620,000	1,691,491
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	2,030,000	2,119,584

		$4,040,124

Healthcare Revenue - Hospitals – 22.9%
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	$365,000	$358,813
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	331,928
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	830,000	802,552
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	555,654
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	463,725
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,000,000	1,093,450
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	907,690
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	977,470
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	251,831
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, ETM, 6%, 2020 (c)	755,000	790,893
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	570,068
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	781,890
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), ETM, 5.7%, 2009 (c)	560,000	560,000
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	753,383
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	686,010
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	866,831
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	465,050
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, FSA, 5.25%, 2038	2,000,000	1,970,540
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	762,728

1

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	$750,000	$646,793
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	500,000	533,515
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	915,940
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,040,140
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	950,270
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	423,850
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.625%, 2010 (c)	890,000	937,455
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	935,450
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	423,260
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	422,745
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA, FRN, 11.016%, 2022 (p)	1,350,000	1,514,025
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	503,060
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	428,629
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	200,000	197,288

		$23,822,926

Healthcare Revenue - Long Term Care – 0.8%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$278,536
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	180,594
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	172,173
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	172,824

		$804,127

Human Services – 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$250,000	$244,576
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	476,702

		$721,278

Industrial Revenue - Chemicals – 1.5%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales (Dupont), “B”, 6.5%, 2011	$1,500,000	$1,553,085

Industrial Revenue - Environmental Services – 0.7%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$691,829

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$347,216

Miscellaneous Revenue - Other – 1.4%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,481,056

2

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 5.2%
Maryland Community Development Administration (Waters Landing II Apartments), “A”, GNMA, FRN, 5.875%, 2033	$1,500,000	$1,535,190
Maryland Community Development Administration, “A”, 5%, 2034	910,000	797,906
Maryland Community Development Administration, “A”, 5.1%, 2044	970,000	867,432
Maryland Community Development Administration, “A”, 5.05%, 2047	1,000,000	854,440
Maryland Community Development Administration, “B”, FNMA, 5%, 2039	500,000	447,680
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	892,810

		$5,395,458

Parking – 1.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,157,168

Sales & Excise Tax Revenue – 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$311,342
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	520,000	506,797

		$818,139

Single Family Housing Revenue - Local – 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$25,000	$25,040

Single Family Housing - State – 4.1%
Maryland Community Development Administration Housing, 5.65%, 2048	$965,000	$978,684
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	715,000	716,251
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	305,000	298,412
Maryland Community Development Administration, “I”, 6%, 2041	780,000	789,555
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,505,000	1,331,639
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	170,000	161,641

		$4,276,182

State & Agency - Other – 3.1%
Howard County, MD, COP, 8%, 2019	$680,000	$935,796
Howard County, MD, COP, 8%, 2019	385,000	529,825
Howard County, MD, COP, 8%, 2019	805,000	1,107,817
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	628,191

		$3,201,629

State & Local Agencies – 2.4%
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016	$1,040,000	$1,192,246
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “E”, 5.7%, 2010 (c)	1,235,000	1,269,086

		$2,461,332

Tax - Other – 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$120,492
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	43,026
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,000,000	967,960
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,000,000	958,990

		$2,090,468

Tax Assessment – 2.3%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029 (f)	$1,555,000	$1,614,137
Baltimore, MD, Special Obligation, “A”, 7%, 2038	400,000	329,020
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	250,000	151,567
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	339,275

		$2,433,999

Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$129,118

3

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$160,000	$111,906
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	431,816
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	165,000	133,269

		$806,109

Transportation - Special Tax – 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	$1,365,000	$1,337,632
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,704,602
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	527,056
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	483,375

		$4,052,665

Universities - Colleges – 13.5%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$180,000	$180,574
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,594,144
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	744,460
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), “A”, 5.7%, 2010 (c)	850,000	885,045
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	937,010
Maryland Health & Higher Education (Maryland Institute College of Art), 5%, 2030	750,000	589,283
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	495,500
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,012,100
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,518,048
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	20,000	22,443
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	825,000	839,330
Morgan State University, MD, Academic, NATL, 6.05%, 2015	1,500,000	1,699,485
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	490,440
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,129,250
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	907,450

		$14,044,562

Universities - Dormitories – 2.2%
Maryland Economic Development Corp. (Morgan State University Project), “A”, 6%, 2034	$1,000,000	$693,990
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	1,000,000	884,880
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	709,960

		$2,288,830

Universities - Secondary Schools – 0.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian School), 5.5%, 2038	$500,000	$249,100
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	302,676

		$551,776

Utilities - Investor Owned – 1.2%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$541,875
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	385,000	386,090

4

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$275,000	$276,909

		$1,204,874

Utilities - Municipal Owned – 3.7%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$3,360,000	$3,126,547
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	540,000	561,557
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	196,107

		$3,884,211

Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$361,732

Water & Sewer Utility Revenue – 7.3%
Baltimore, MD, Rev., LEVRRS, NATL, FRN, 10.51%, 2020 (p)	$3,000,000	$3,699,660
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,233,220
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	388,068
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	902,220
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	40,000	40,000
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	240,000	279,113

		$7,542,281

Total Municipal Bonds		$100,132,042

Money Market Funds (v) – 2.0%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	2,116,602	$2,116,602

Total Investments		$102,248,644

Other Assets, Less Liabilities – 1.7%		1,732,757

Net Assets-100.0%		$103,981,401

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(p)	Primary inverse floater.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Inverse Floaters
LEVRRS	Leveraged Reverse Rate Security
RIBS	Residual Interest Bonds

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$100,132,042	$—	$100,132,042
Mutual Funds	2,116,602	—	—	2,116,602

Total Investments	$2,116,602	$100,132,042	$—	$102,248,644

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(6,584)	$—	$—	$(6,584)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$104,913,210

Gross unrealized appreciation	$3,397,058
Gross unrealized depreciation	(6,061,624)

Net unrealized appreciation (depreciation)	$(2,664,566)

6

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/09

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	6	$710,156	Sep-09	$(6,584)

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	$194,806	$7,589,176	$(5,667,380)	$2,116,602

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$944	$2,116,602

7

MFS® Massachusetts Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.0%
Airport & Port Revenue – 1.5%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,268,163
Massachusetts Port Authority Rev., “C”, 6.125%, 2010 (c)	1,460,000	1,514,896
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	415,000	515,210

		$3,298,269

General Obligations - General Purpose – 10.3%
Boston, MA, “A”, 5.75%, 2010 (c)	$3,645,000	$3,755,152
Brookline, MA, 5.375%, 2019	1,800,000	1,845,756
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	2,728,150
Greater Lawrence, MA, Sanitation District, NATL, 5.625%, 2010 (c)	1,640,000	1,736,301
Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	3,000,000	3,118,650
Massachusetts Consolidated Loan, “B”, 5.75%, 2010 (c)	1,000,000	1,047,880
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,584,795
Middleborough, MA, FGIC, 5.6%, 2010 (c)	75,000	77,759
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	604,431
State of Massachusetts, “A”, 5%, 2039	1,000,000	998,400
Sutton, MA, NATL, 5.5%, 2017	1,000,000	1,024,020
Sutton, MA, NATL, 5.5%, 2019	1,000,000	1,025,060
Westford, MA, FGIC, 5.25%, 2010 (c)	2,250,000	2,352,038

		$21,898,392

General Obligations - Improvement – 1.7%
Guam Government, “A”, 6.75%, 2029	$65,000	$63,243
Guam Government, “A”, 5.25%, 2037	395,000	305,880
Guam Government, “A”, 7%, 2039	75,000	74,246
Worcester, MA, “A”, FSA, 6%, 2010 (c)(f)	2,955,000	3,105,262

		$3,548,631

General Obligations - Schools – 0.8%
Narragansett, MA, Regional School District, AMBAC, 6%, 2019	$1,720,000	$1,769,828

Healthcare Revenue - Hospitals – 14.0%
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	$1,000,000	$930,000
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,024,488
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	50,000	51,934
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	17,055
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	1,917,240
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	490,345
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,249,344
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,000,000	1,649,300
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	1,700,960
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	19,345
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,788,869
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	62,753
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	765,644
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,070,730

1

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	$1,550,000	$1,359,924
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,292,040
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	901,088
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	49,152
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	856,642
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	103,419
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	1,958,160
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,000,000	727,510
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	740,474
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,002,930
Massachusetts Health & Educational Facilities Authority Rev., “C”, FGIC, 4.5%, 2035	1,045,000	815,090
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	5,189,495
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,382,357
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	677,411

		$29,793,699

Healthcare Revenue - Long Term Care – 0.5%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$370,980
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	301,530
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	467,873

		$1,140,383

Healthcare Revenue - Other – 0.9%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$1,859,680

Human Services – 0.4%
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf Children), “C”, 6.1%, 2019	$1,000,000	$870,990

Industrial Revenue - Airlines – 1.3%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, NATL, 5.625%, 2011	$1,140,000	$1,079,808
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	1,900,000	1,618,933

		$2,698,741

Industrial Revenue - Environmental Services – 0.8%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, FRN, 6.9%, 2029 (b)	$1,000,000	$1,007,380
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	750,000	764,220

		$1,771,600

2

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 2.1%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,707,880
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,111,886
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	550,916

		$4,370,682

Miscellaneous Revenue - Other – 2.6%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$763,774
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,287,976
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,522,050
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	1,860,160

		$5,433,960

Multi-Family Housing Revenue – 7.2%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,144,141
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,409,950
Massachusetts Housing Finance Agency Rev., “A”, 5%, 2028	2,325,000	2,176,688
Massachusetts Housing Finance Agency Rev., “A”, 5.2%, 2037	1,500,000	1,352,175
Massachusetts Housing Finance Agency Rev., “A”, AMBAC, 5.5%, 2040	1,565,000	1,198,054
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	909,370
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	1,900,000	1,778,799
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	638,064
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,177,591
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,244,246
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,375,000	1,376,953

		$15,406,031

Sales & Excise Tax Revenue – 4.7%
Massachusetts Bay Transportation Authority, Sales Tax Rev., 0%, 2034	$6,000,000	$1,466,100
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,000,997
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2033	1,000,000	1,041,840
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	1,937,180
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	1,000,000	917,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., “A”, 5.5%, 2028	1,050,000	1,023,341
Route 3 North Transit Improvement Associates Rev., NATL, 5.625%, 2010 (c)	1,500,000	1,573,155

		$9,960,563

Single Family Housing Revenue - Local – 1.4%
Boston Housing Authority Capital Program Rev., FSA, 5%, 2028	$3,000,000	$3,042,180

Single Family Housing - State – 3.0%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,399,860
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,461,574
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, FSA, 4.875%, 2038	1,735,000	1,524,926
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	1,989,100

		$6,375,460

Solid Waste Revenue – 1.0%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$405,000	$404,243

3

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – continued
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	$1,925,000	$1,642,757

		$2,047,000

State & Agency - Other – 0.7%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,390,264

State & Local Appropriation – 0.4%
Delaware Valley Regional Financial Authority, “C”, FRN, 1.197%, 2037	$1,370,000	$850,441

Student Loan Revenue – 2.8%
Massachusetts Educational Financing Authority Education Loan Rev., “I”, 6%, 2028	$1,500,000	$1,505,220
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	87,522
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,000,000	3,015,840
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,332,134
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue G”, “A”, NATL, 6.05%, 2017	40,000	40,390

		$5,981,106

Tax-Other – 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$250,624
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	81,272
Massachusetts Bay Transportation Authority, Unrefunded Balance, “A”, 5.75%, 2018	320,000	329,085
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,420,000	1,361,766

		$2,022,747

Tax Assessment – 0.1%
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030	$245,000	$246,681

Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$258,237
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	320,000	223,811
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	270,744

		$752,792

Transportation - Special Tax – 0.8%
Indiana Finance Authority Highway Rev., “A”, NATL, 4.5%, 2029	$1,805,000	$1,720,418

Universities - Colleges – 20.3%
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 0%, 2022	$8,310,000	$4,428,731
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	1,998,107
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5.25%, 2023	1,000,000	1,026,690
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	1,000,000	973,220
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,519,700
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	778,710
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	50,000	52,014
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “C”, 5.75%, 2013 (c)	1,000,000	1,162,270
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,027,810
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,578,300
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	3,000,000	2,828,370
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,000,000	1,654,260

4

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	$1,000,000	$1,004,100
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,283,945
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,216,050
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2036	1,500,000	1,608,705
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	1,822,980
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	1,976,651
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	994,010
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	2,000,000	2,044,900
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,122,160
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	521,255
Massachusetts Health & Educational Facilities Authority Rev. (Tufts University), 5.375%, 2038	850,000	873,044
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,“B”, FGIC, 5.125%, 2019	1,005,000	1,025,874
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.85%, 2010 (c)	1,200,000	1,282,692
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,019,510
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, NATL, 0%, 2009	1,000,000	997,060
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, NATL, 0%, 2010	1,000,000	982,060
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, NATL, 0%, 2011	500,000	480,785
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,709,182
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	2,245,000	2,193,994

		$43,187,139

Universities - Secondary Schools – 4.2%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$2,260,000	$1,944,572
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	846,600
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,016,186
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	920,400
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	509,355
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.55%, 2019	1,000,000	897,050
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.65%, 2029	1,000,000	814,380
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	1,999,720

		$8,948,263

Utilities - Investor Owned – 1.1%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,034,020
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	775,000	777,193
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	560,000	563,886

		$2,375,099

Utilities - Municipal Owned – 1.7%
Long Island Power Authority, Electrical Systems Rev., “C”, FSA, 5%, 2035	$1,480,000	$1,441,979

5

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	$725,000	$731,083
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	1,365,000	1,372,903

		$3,545,965

Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$727,986

Water & Sewer Utility Revenue – 6.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$1,808,906
King County, WA, Sewer Rev., 5%, 2038	2,220,000	2,170,506
Massachusetts Water Pollution Abatement Trust, 5.25%, 2030	2,310,000	2,524,276
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,184,880
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,303
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	163,803
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	147,068
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	75,890
Massachusetts Water Resources Authority, General Rev., “A”, FGIC, 6%, 2010 (c)	1,000,000	1,065,400
Massachusetts Water Resources Authority, General Rev., “J”, FSA, 5%, 2023	500,000	518,685
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,120,000	2,116,990

		$12,801,707

Total Municipal Bonds		$199,836,697

Money Market Funds (v) – 4.1%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	8,709,181	$8,709,181

Total Investments		$208,545,878

Other Assets, Less Liabilities – 1.9%		4,128,089

Net Assets – 100.0%		$212,673,967

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$199,836,697	$—	$199,836,697
Mutual Funds	8,709,181	—	—	8,709,181

Total Investments	$8,709,181	$199,836,697	$—	$208,545,878

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(15,362)	$—	$—	$(15,362)

For further information regarding security characteristics, see the Portfolio of Investments.

7

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09-continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$209,041,884

Gross unrealized appreciation	$6,822,857
Gross unrealized depreciation	(7,318,863)

Net unrealized appreciation (depreciation)	$(496,006)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/09

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	14	$1,657,031	Sep-09	$(15,362)

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,580,865	14,948,346	(11,820,030)	8,709,181

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,543	$8,709,181

8

MFS® Mississippi Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport & Port Revenue – 1.5%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,476,182

General Obligations - General Purpose – 8.0%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$408,035
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	194,993
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	349,557
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,249,688
Hinds County, MS, NATL, 6.25%, 2011	1,285,000	1,386,888
Mississippi Development Bank Special Obligations (Jackson, Mississippi), FSA, 5.25%, 2020	620,000	706,874
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	1,000,000	981,280
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	334,685
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	358,412

		$7,970,412

General Obligations - Improvement – 1.4%
Guam Government, “A”, 6.75%, 2029	$35,000	$34,054
Guam Government, “A”, 5.25%, 2037	155,000	120,029
Guam Government, “A”, 7%, 2039	40,000	39,598
Mississippi Capital Improvement, “I”, 6%, 2009 (c)	1,000,000	1,017,850
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	245,000	189,221

		$1,400,752

General Obligations - Schools – 5.1%
Biloxi, MS, Public School District, NATL, 5%, 2021	$1,000,000	$1,012,690
Jackson, MS, Public School District, “B”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,061,650
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	991,780
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	463,850
Madison County, MS, School District, “A”, NATL, 5.875%, 2009 (c)	1,500,000	1,512,645

		$5,042,615

Healthcare Revenue - Hospitals – 14.6%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$400,000	$352,672
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	2,250,000	2,250,383
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,750
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	455,190
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	1,110,000	1,120,889
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	355,000	348,983
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	312,686
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	705,000	681,686
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	560,000	486,198
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	1,000,000	974,490
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,019,720
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	973,560
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), NATL, 5%, 2035	1,000,000	875,680
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), FSA, 5.625%, 2011 (c)	1,000,000	1,076,980
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	382,325
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	225,123

1

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	$250,000	$220,465
South Broward, FL, Hospital District Rev., 5%, 2036	485,000	427,736
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	136,921
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	180,000	177,559
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	652,922
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	318,346

		$14,474,264

Industrial Revenue - Environmental Services – 0.3%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (b)	$250,000	$244,880

Industrial Revenue - Other – 0.6%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$412,520
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	194,441

		$606,961

Industrial Revenue - Paper – 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$716,738
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	634,838

		$1,351,576

Miscellaneous Revenue - Entertainment & Tourism – 0.9%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$950,000	$840,513

Multi-Family Housing Revenue – 0.1%
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	$150,000	$100,794

Sales & Excise Tax Revenue – 1.5%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$750,000	$811,215
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	669,154

		$1,480,369

Single Family Housing - State – 3.2%
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	$145,000	$147,342
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.625%, 2039	470,000	466,231
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	450,000	448,335
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	180,000	182,849
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	530,000	528,039
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	285,000	290,478
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	300,000	308,031
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	650,000	621,797
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	175,000	179,678

		$3,172,780

State & Local Agencies – 18.3%
Lamar County, MS, (Jail Project), NATL, 5.1%, 2021	$430,000	$442,221
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), FSA, 5%, 2028	1,320,000	1,324,303
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,013,180
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,120,818
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	1,500,000	1,524,075

2

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligation (Jackson Public School District), FSA, 5.375%, 2028	$1,000,000	$1,029,770
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	914,120
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	763,170
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,214,164
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,013,090
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	855,388
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,015,470
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	872,573
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023	750,000	723,068
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,717,916
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	804,217
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)	1,750,000	1,816,203

		$18,163,746

Tax - Other – 0.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$120,493
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	38,246
Virgin Islands Public Finance Authority Rev. (Diago), “A”, 6.75%, 2037	110,000	109,847
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	125,535

		$394,121

Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$121,049
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	150,000	104,912
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	377,839

		$603,800

Transportation - Special Tax – 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	$1,135,000	$1,112,243
Indiana Finance Authority Highway Rev., “A”, NATL, 4.5%, 2029	855,000	814,935
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	485,250
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,317,657

		$3,730,085

Universities - Colleges – 14.8%
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), 5%, 2034 (b)	$485,000	$499,579
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,508,208
Jackson State University, Educational Building Corp. Rev., (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	831,795
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,032,387
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,056,380
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	255,010

3

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Mississippi State University Educational Building Corp. Rev. (Residence Hall Construction), “A-1”, 5.25%, 2033	$400,000	$408,772
Mississippi Valley State University, Educational Building Corp. Rev., NATL, 5.5%, 2010 (c)	890,000	953,831
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	1,030,000	1,006,598
University of California Rev., “J”, FSA, 4.5%, 2035	985,000	841,160
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,495,710
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	1,000,000	1,031,110
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), FSA, 5%, 2034	750,000	750,893
University of Southern Mississippi, Educational Building Corp. Rev., “B”, FSA, 5%, 2032	1,000,000	1,006,680

		$14,678,113

Utilities - Investor Owned – 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$370,000	$371,047
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	265,000	266,839

		$637,886

Utilities - Municipal Owned – 6.2%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$962,450
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	485,000	504,361
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	164,306
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	863,220
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,087,810
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	973,630
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	570,000	573,300
South Carolina Public Service Authority Rev. “A”, 5.5%, 2038	1,000,000	1,041,230

		$6,170,307

Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$339,124

Water & Sewer Utility Revenue – 13.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$388,068
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,804,440
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	240,000	279,113
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)	420,000	423,137
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.25%, 2021	1,270,000	1,338,859
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.05%, 2027	1,610,000	1,656,642
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), FSA, 5.625%, 2012 (c)	500,000	570,685
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,216,360
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FSA, 5%, 2029	2,000,000	2,000,760
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	226,615
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	1,000,000	1,000,460
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,000,000	998,580

4

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	$450,000	$424,382

		$13,328,101

Total Municipal Bonds		$96,207,381

Money Market Funds (v) – 1.8%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	1,813,117	$1,813,117

Total Investments		$98,020,498

Other Assets, Less Liabilities – 1.2%		1,229,908

Net Assets – 100.0%		$99,250,406

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$96,207,381	$—	$96,207,381
Mutual Funds	1,813,117	—	—	1,813,117

Total	$1,813,117	$96,207,381	$—	$98,020,498

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$97,810,761

Gross unrealized appreciation	$2,939,559
Gross unrealized depreciation	(2,729,822)

Net unrealized appreciation (depreciation)	$209,737

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,078,862	4,401,750	(4,667,495)	1,813,117

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,300	$1,813,117

7

MFS® Municipal Income Fund

6/30/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 101.5%
Airport & Port Revenue – 0.6%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$205,000	$148,590
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	67,017
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	1,075,000	683,990
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	2,195,000	2,245,024
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	1,840,000	2,284,305
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,502,939
Oklahoma City, OK, Airport Trust, “B”, FSA, 5.75%, 2017	1,080,000	1,087,074

		$8,018,939

General Obligations - General Purpose – 3.9%
Chicago, IL, FGIC, 6.125%, 2010 (c)	$3,785,000	$4,028,716
Chicago, IL, AMBAC, 5.5%, 2018	11,800,000	12,995,672
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,875
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,556,165
Country Club Hills, IL, NATL, 5%, 2031	3,170,000	3,184,550
Cranston, RI, FGIC, 6.375%, 2009 (c)	830,000	855,406
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,086,050
Luzerne County, PA, FSA, 6.75%, 2023	1,200,000	1,177,224
New York, NY, “J”, NATL, 5%, 2017	2,000,000	2,030,700
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,025,200
State of California, 6.5%, 2033	4,000,000	4,172,360
State of Illinois, NATL, 5.5%, 2025	500,000	504,700
State of Washington, 6.75%, 2010	3,880,000	4,017,701
State of Washington, 6%, 2012	4,360,000	4,909,883
State of Washington, “A”, 5%, 2033	5,000,000	4,993,000
State of Wisconsin, “C”, 6%, 2010 (c)	1,200,000	1,254,612

		$53,797,814

General Obligations - Improvement – 2.4%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,041,850
District of Columbia, NATL, 6.5%, 2010	3,095,000	3,216,912
District of Columbia, ETM, NATL, 6.5%, 2010 (c)	2,905,000	3,063,700
Guam Government, “A”, 6.75%, 2029	840,000	817,295
Guam Government, “A”, 7%, 2039	960,000	950,342
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, SYNCORA, 7%, 2021	10,185,000	12,240,435
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, SYNCORA, 6.1%, 2013	10,200,000	11,358,516

		$32,689,050

General Obligations - Schools – 9.4%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$2,010,000	$588,990
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	2,035,000	551,546
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	4,070,000	1,030,280
Chicago, IL, Board of Education, NATL, 6.25%, 2015	20,295,000	23,155,377
Clark County, NV, School District, “A”, NATL, 7%, 2010	4,000,000	4,205,760
Colorado State Board of Governors, University Enterprise System Rev., “A”, 5%, 2034	1,000,000	1,010,620
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	1,725,000	510,928
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,300,000	315,471
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,630,000	349,651
Ferris, TX, Independent School District, PSF, 5.5%, 2034 (f)	3,000,000	3,062,400
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,380,000	1,599,144
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	341,262

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Fresno, CA, Unified School District, NATL, 6.55%, 2020	$1,225,000	$1,341,681
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	989,410
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028	1,000,000	1,024,870
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	1,360,000	642,532
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,335,000	554,132
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,245,000	1,344,239
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,345,000	1,454,685
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	743,475
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,343,200
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,250,000	965,925
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,000,000	807,340
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 5%, 2034	12,000,000	11,882,040
Lane County, OR, School District, 6.25%, 2010 (c)	1,150,000	1,210,582
Lane County, OR, School District, 6.25%, 2010 (c)	1,000,000	1,052,680
Leander, TX, Independent School District, PSF, 0%, 2018	7,385,000	4,188,920
Long Beach, CA, Community College District, Election of 2008, “A”, FSA, 0%, 2028	5,025,000	1,578,101
Los Angeles, CA, Unified School District, “D”, 5%, 2034	1,280,000	1,194,445
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,205,646
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	638,097
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,095,026
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,114,919
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,609,920
Philadelphia, PA, School District, NATL, 6%, 2010 (c)	750,000	776,948
Prosper, TX, Independent School District, Capital Appreciation, School Building, PSF, 0%, 2031	2,275,000	666,621
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,804,589
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,535,000	4,174,830
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,345,720
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,345,720
San Mateo County, CA (Community College District, 2005 Election), “A”, NATL, 0%, 2026	5,100,000	1,997,517
San Rafael, CA, Elementary School District, Election of 1999, NATL, 5%, 2028	2,500,000	2,515,450
Santa Clarita Community College District, CA, Election 2006, NATL, 0%, 2030	1,610,000	423,849
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	15,116,400
Scranton, PA, School District, “B”, FSA, 5%, 2038	8,370,000	8,404,484
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	1,977,862
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,055,000
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	686,796
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,665,000	1,727,288
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,765,000	1,831,029
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,150,503

		$128,703,900

Healthcare Revenue - Hospitals – 22.8%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$650,000	$736,132
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	161,127
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	2,382,418
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	396,379
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	2,000,560
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,684,218

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	$8,525,000	$6,330,409
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	770,000	651,358
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	840,000	739,032
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,251,268
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	945,000	914,628
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	2,873,266
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	2,640,000	2,494,140
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	148,442
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	65,915
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	360,000	297,338
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,986,635
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	2,030,000	1,945,613
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	864,612
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	552,770
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	1,965,000	1,687,542
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	5,000,000	4,930,700
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,820,000	2,211,190
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,505,000	1,370,122
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “A”, 6.375%, 2011 (c)	2,000,000	2,217,280
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	1,903,885
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,186,428
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,380,797
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours), RIBS, FSA, 11.004%, 2027 (p)	5,000,000	5,189,000
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	2,220,000	1,812,430
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,830,029
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	3,135,000	2,853,383
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	2,560,622
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	2,793,527
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,490,000	2,603,270
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,551,064
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	3,620,623
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,361,980
Illinois Finance Authority Rev. (Silver Cross Hospital), “A”, 5.5%, 2030	2,500,000	2,060,875
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,933,236
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2010 (c)	7,500,000	7,931,100
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	2,840,550

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	$1,500,000	$1,610,970
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,975,149
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,765,000	1,706,631
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,076,350
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarion Hospital), “B”, 5%, 2033	2,490,000	2,057,387
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	6,215,000	5,219,979
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	204,458
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	419,968
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,523,060
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	113,945
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,234,021
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	383,480
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	222,508
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	765,000	711,450
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,295,986
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,227,113
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	630,000	548,062
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,180,000	2,810,770
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,540,621
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	195,000	210,668
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,708,059
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	55,428
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,408,172
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	793,601
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,015,750
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,205,000	498,986
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,010,000	291,068
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	2,670,000	2,160,164
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	1,865,000	1,684,393
Lauderdale County & Florence, AL (Coffee Health Group), “A”, NATL, 5.25%, 2019	950,000	812,982
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,620,000	2,112,349
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	2,240,000	2,224,701

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$6,405,000	$5,560,885
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	213,152
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	217,220
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,162,560
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	1,000,000	1,027,900
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	505,125
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	960,959
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,496,076
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,510,000	1,651,110
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,353,842
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.25%, 2046	855,000	738,900
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,681,661
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	2,000,000	2,138,980
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	531,698
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,890,000	2,383,239
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,000,000	2,979,000
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,964,961
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	822,086
Mecosta County, MI, General Hospital Rev., 6%, 2018	300,000	276,135
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	641,985
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015	800,000	794,896
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,067,029
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	870,413
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	459,687
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,547,738
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	180,000	187,011
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	501,279
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	205,000	214,405
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,031,920
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	505,895
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	421,428

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	$500,000	$426,055
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,695,000	420,578
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	18,145,000	1,351,803
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	2,440,800
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,309,846
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,549,016
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,437,534
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	940,000	686,021
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,801,700
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	740,000	657,682
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	810,000	709,147
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	745,000	709,717
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	6,291,960
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	230,966
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health Systems), 5.625%, 2012 (c)	1,490,000	1,664,524
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,543,226
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,465,000	1,526,003
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,665,000	2,554,189
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	2,710,000	2,087,323
Reno, NV, Hospital Rev. (Washoe Medical Center) “N”, FSA, 5.5%, 2039	2,000,000	1,809,800
Rhode Island Health & Educational Building Corp. Rev. (Rhode Island Hospital Foundation), “A”, ASSD GTY, 7%, 2039	7,645,000	8,373,874
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,942,150
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,722,960
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	720,321
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2022	335,000	340,420
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	4,829,905
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,631,226
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016	770,000	711,357
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	290,000	225,124
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,007,816
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	3,822,778

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	$1,255,000	$1,435,168
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	339,627
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	566,045
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	851,952
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	850,590
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	4,925,000	3,953,101
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	487,117
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,483,966
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,000,000	978,810
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	438,875
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	488,858
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligated Group), 5.25%, 2036	4,385,000	3,658,844
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,603,020
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	931,030
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	2,318,834
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	640,656
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	2,000,000	761,560
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,000,000	3,013,440
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,360,000	1,323,865
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	685,000	675,711
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	404,664
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,323,688
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,081,385
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	472,445
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	1,877,205
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	857,370
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,305,000	5,426,219
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	3,955,000	3,344,664
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	500,000	440,345
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	172,698
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,142,825
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	875,890

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	$1,990,000	$1,607,263
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,205,275
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,556,723
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	857,591
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	652,880
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,756,380
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,758,943
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	900,000	918,171
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	3,076,113
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2034	1,360,000	1,005,190
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,371,910
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,136,750
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	290,000	266,101

		$311,998,875

Healthcare Revenue - Long Term Care – 0.5%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 4% to 2009, 8% to 2036	$1,635,000	$1,141,557
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	810,712
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2010 (c)	305,000	335,878
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	195,000	200,134
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	890,000	876,312
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	270,000	320,425
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	105,000	124,610
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	770,000	591,768
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	440,000	516,036
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	863,913
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	835,000	753,704
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	308,828

		$6,843,877

Human Services – 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$120,000	$119,654
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	95,000	90,144
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	955,060

		$1,164,858

Industrial Revenue - Airlines – 0.4%
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	$740,000	$333,089
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	423,958

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	$615,000	$390,211
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	300,000	276,678
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,500,000	1,155,240
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	1,970,000	1,726,902
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,000,000	1,727,880

		$6,033,958

Industrial Revenue - Chemicals – 0.8%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	$4,500,000	$4,444,965
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	885,000	653,103
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	900,000	722,061
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	4,870,000	4,910,421
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	749,460

		$11,480,010

Industrial Revenue - Environmental Services – 1.0%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$893,893
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,750,000	1,585,903
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,499,516
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,539,850
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	522,980
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	1,939,655
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,950,000	1,886,177
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (b)	150,000	151,533
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	253,371
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,250,000	1,153,038
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	665,000	571,967

		$12,997,883

Industrial Revenue - Metals – 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300
Industrial Revenue - Other – 2.1%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	$1,000,000	$826,530
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	320,000	132,314
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	403,610
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	480,780
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	4,360,000	3,953,125
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,771,628
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,307,358

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$400,000	$398,708
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	514,943
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	950,000	818,492
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	673,853
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	2,000,000	1,672,400
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	6,125,000	5,870,935

		$28,824,676

Industrial Revenue - Paper – 0.9%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$1,760,000	$1,265,722
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,710,056
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	1,125,000	897,323
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	2,180,000	1,035,500
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,236,600
Mobile, AL, Industrial Development Board Improvement Rev. (International Paper Co.), “B”, 6.45%, 2019	2,000,000	1,838,980
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,423,252
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,132,525
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	550,000	13,750

		$11,553,708

Miscellaneous Revenue - Entertainment & Tourism – 0.4%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	$233,199	$700
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	585,000	630,560
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	440,000	469,163
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	1,750,000	1,868,650
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (z)	2,850,000	2,579,649
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	185,000	123,204

		$5,671,926

Miscellaneous Revenue - Other – 1.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$300,000	$325,140
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	434,108
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	759,047
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,191,245
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	952,291
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	745,000	592,819
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	366,777
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	4,180,000	4,133,769

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	$4,400,000	$4,245,692
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	50,000	33,760

		$13,034,648

Multi-Family Housing Revenue – 0.7%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$545,000	$492,642
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,270,000	1,129,208
Charter Mac Equity Issuer Trust, FHLMC, 6.625%, 2049 (b)(n)	2,000,000	2,000,260
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	213,818
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,357,111
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,110,336
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,418,160
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	305,000	277,279
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	2,085,000	1,986,380

		$9,985,194

Sales & Excise Tax Revenue – 3.2%
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)	$1,015,000	$1,034,397
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	10,000,000	10,039,800
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	5,857,150
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	2,795,000	3,023,128
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 0%, 2028	6,930,000	2,529,173
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	6,175,000	5,981,043
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,223,627
Metropolitan Pier & Expo, IL, McCormick Place Expansion, NATL, 5.25%, 2042	3,340,000	3,243,140
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	6,745,000	6,573,744
Utah Transit Authority Sales Tax Rev., “A”, NATL, 0%, 2028	2,225,000	656,976

		$44,162,178

Single Family Housing - Local – 2.6%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,916,068
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	111,000	118,867
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	1,765,000	1,785,139
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	25,000	26,088
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	2,270,000	2,245,552
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	400,000	404,752
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	15,000	15,156
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	70,000	72,158
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,475,000	1,471,652
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	3,205,000	3,234,614
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	230,000	69,354
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	70,000	70,055
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	140,000	143,801
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	460,000	471,491
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	50,000	52,207
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030	960,000	976,483
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	60,000	61,887

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	$550,000	$540,507
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	182,255
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	3,055,000	2,985,835
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	2,310,000	2,281,102
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,420,000	1,422,031
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	240,000	252,089
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	455,000	463,959
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	710,000	701,551
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	300,000	315,582
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	2,345,000	2,226,460
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	3,745,000	3,713,467
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	280,000	285,695
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	700,000	704,060
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	1,255,000	1,239,124
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	315,000	321,599
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	820,000	831,103
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,815,000	1,834,257
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	490,000	488,775
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	720,000	750,946

		$35,675,721

Single Family Housing - State – 1.9%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$3,980,000	$3,831,984
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	3,480,000	1,904,117
California Housing Finance Agency Rev., Home Mortgage, NATL, 0%, 2028	2,250,000	746,303
Colorado Housing & Finance Authority Rev., 6.05%, 2016	120,000	120,130
Colorado Housing & Finance Authority Rev., 7.45%, 2016	110,000	113,860
Colorado Housing & Finance Authority Rev., 6.875%, 2028	20,000	20,281
Colorado Housing & Finance Authority Rev., 6.8%, 2030	175,000	176,535
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	160,000	164,795
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	70,000	70,248
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	24,000	24,064
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	80,000	84,715
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	495,000	493,876
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	465,000	481,396
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	130,000	135,940
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	50,000	52,760
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	70,000	72,528

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	$1,540,000	$1,582,658
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	405,000	414,809
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	75,000	76,424
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,530,000	1,543,785
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	70,000	72,087
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	115,000	116,087
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	285,000	290,070
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	255,000	263,933
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	565,000	567,972
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	415,000	434,808
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	240,000	240,065
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	210,000	211,529
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	330,000	331,125
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030	195,000	207,390
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031	365,000	372,191
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	930,000	945,950
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	1,390,000	1,400,008
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	480,000	487,229
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,725,000	1,738,145
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	925,000	924,510
Oklahoma Housing Finance Agency Rev., 6.8%, 2016	15,000	15,108
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	1,730,000	1,777,921
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	520,000	495,784
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	2,660,000	2,822,340
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023	290,000	283,962

		$26,109,422

Solid Waste Revenue – 0.4%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,699,373
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	760,000	715,137
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	2,100,000	2,096,073
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	853,380

		$5,363,963

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$514,980
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	969,024
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,103,830

		$2,587,834

State & Local Agencies – 7.5%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,649,429
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,745,937
Alabama Public School & College, Capital Improvement, “D”, 6%, 2015	2,850,000	2,900,502
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)	2,750,000	3,003,248
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,900,000	2,016,888

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$7,600,000	$8,067,552
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.176%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.197%, 2037	7,000,000	4,345,320
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.833%, 2018 (p)	900,000	1,010,736
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)	1,000,000	1,062,340
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,415,000	2,826,152
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	995,000	753,086
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	846,260
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	550,000	459,465
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,260,000	5,031,287
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,591,850
New York Dormitory Authority Rev. (City University), 5.75%, 2013	5,000,000	5,344,650
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	5,135,050
Palm Springs, CA, Finance Lease Rev. (Convention Center), “A”, NATL, 5.5%, 2035	7,000,000	6,004,040
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	26,195,000	30,200,216
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,006,291
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,045,400
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,532,445
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,256,460

		$103,084,604

Student Loan Revenue – 0.9%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$584,168
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016	3,175,000	3,228,340
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017	3,500,000	3,548,055
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	4,325,000	4,347,836
Massachusetts Educational Financing Authority, Refunding Issue G, “A”, NATL, 6.1%, 2018	405,000	397,605

		$12,106,004

Tax - Other – 0.4%
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	$2,810,000	$2,973,598
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,000,000	1,935,920

		$4,909,518

Tax Assessment – 1.1%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$1,056,977
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	925,000	648,925
Fishhawk Community Development District, FL, 5.125%, 2009	135,000	116,411
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	2,800,000	2,053,940
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	35,000	33,645
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	895,000	556,278
Homestead 50 Community Development District, FL, “A”, 6%, 2037	1,795,000	963,484
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	815,000	572,464
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,200,000	1,001,952
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2010 (d)	105,000	62,983

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Lakes by the Bay South Community Development District, Special Assessment, “B”, 5.3%, 2010 (d)	$145,000	$72,987
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	50,000	29,888
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,270,000	761,111
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	375,857
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	996,980
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,066,520
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,099,780
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	205,000	177,075
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	760,000	593,469
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	436,999
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	100,818
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	71,534

		$14,850,077

Tobacco – 2.0%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,040,000	$2,203,302
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	3,100,000	2,168,171
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,500,000	846,750
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	3,625,000	2,245,833
District of Columbia, Tobacco Settlement, 6.25%, 2024	1,050,000	999,800
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,355,000	2,613,532
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,580,000	112,385
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,059,325
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	1,650,000	1,582,004
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,585,000	2,031,009
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,940,000	1,750,652
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,255,000	2,457,071
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,425,000	1,851,624
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	4,405,000	321,036
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	3,600,000	154,836
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	2,000,000	2,170,320
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	3,460,000	1,906,598
Washington Tobacco Settlement Authority, 6.5%, 2026	195,000	189,881

		$27,664,129

Toll Roads – 1.4%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$7,500,000	$7,092,525
E-470 Public Highway Authority Rev., CO, Capital Appreciation “B”, NATL, 0%, 2010 (c)	5,000,000	3,239,000
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	7,905,000	8,181,122
Northwest Parkway Public Highway Authority Rev., CO, “C”, ETM, FSA, 0%, 2016 (c)	1,000,000	1,003,370

		$19,516,017

Transportation - Special Tax – 2.4%
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	$2,000,000	$2,444,020
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	5,024,700
Metropolitan, NY, Transportation Authority Rev., “A”, FSA, 5%, 2030	2,750,000	2,782,863

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)	$4,395,000	$4,669,951
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)	15,000,000	16,151,700
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, AMBAC, 5.25%, 2018	180,000	180,272
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,174,507

		$32,428,013

Universities - Colleges – 8.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	$1,195,000	$991,014
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,365,786
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,127,200
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	2,415,000	1,709,361
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	271,676
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,280,828
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,153,262
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	4,707,732
California Educational Facilities Authority Rev., “A”, 4.5%, 2033	3,925,000	3,519,194
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,645,966
California State University Rev., “A”, AMBAC, 5%, 2026	6,795,000	6,565,329
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	164,052
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	175,409
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	2,400,000	2,254,248
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	490,000	481,969
District of Columbia Rev. (Georgetown University), BHAC, 0% to 2018, 5% to 2040	11,570,000	5,672,077
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,185,000	2,398,103
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	997,480
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	486,197
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	2,200,000	2,173,072
Harrisburg, PA, University Authority Rev. (Harrisburg University of Science), “A”, 5.4%, 2016	850,000	825,418
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	1,650,000	1,833,464
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,088,671
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	2,790,000	2,063,205
Los Angeles, CA, Community College, “B”, FSA, 5%, 2027	5,000,000	5,029,050
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	1,930,000	1,613,557
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	1,745,000	1,392,283
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	466,970
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	541,748
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,143,280
Massachusetts Development Finance Agency Rev. (Boston University), SYNCORA, 6%, 2059	6,225,000	6,643,507
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	450,000	468,126

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	$2,000,000	$1,885,580
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	326,290
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,254,205
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,116,295
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	891,529
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	3,465,000	2,692,790
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	4,382,223
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	8,000,000	8,165,360
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018	90,000	90,023
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,084,535
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, SYNCORA, 5.5%, 2035	9,140,000	9,027,121
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	444,356
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	930,000	800,972
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,252,790
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	4,891,405
University of California, “A”, NATL, 4.5%, 2037	8,545,000	7,561,556
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,001,938
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	2,030,000	2,082,902
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	628,977
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	410,396
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	476,538
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,643,180

		$119,360,195

Universities - Dormitories – 0.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,025,000	$643,628
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,424,541
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	861,960
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	929,968

		$3,860,097

Universities - Secondary Schools – 0.7%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$500,000	$576,645
Colorado Educational & Cultural Facilities Authority Rev. (Charter School), 5.625%, 2040	1,815,000	1,595,821
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,458,125
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032	3,350,000	2,659,833

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian School), 5.5%, 2038	$100,000	$49,820
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	363,740

		$9,703,984

Utilities - Investor Owned – 3.0%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$862,520
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	1,265,000	984,663
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	1,131,797
Brazos River Authority, TX, Project Rev. (Houston Industrials, Inc.), “C”, AMBAC, 5.125%, 2019	3,965,000	3,867,699
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), NATL, 5.35%, 2016	1,600,000	1,568,080
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	1,841,932
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), 6.375%, 2022	1,000,000	971,480
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	565,000	565,203
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	500,000	461,390
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	4,880,000	4,503,166
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,838,250
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,576,856
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	692,793
Matagorda County, TX, Pollution Control Rev. (Center Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,074,182
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	618,158
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	706,874
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	985,000	987,788
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	1,970,000	1,983,672
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,005,560
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,008,670
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	4,615,907
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	2,185,000	1,822,246
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	1,500,000	1,167,585
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC) “A”, 5.5%, 2022 (b)	500,000	389,215
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	905,000	904,837

		$41,150,523

Utilities - Municipal Owned – 7.8%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,638,195
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,798,100
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	171,335
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.375%, 2016	2,000,000	2,251,980
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	8,937,920
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,267,501
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	431,350
Hawaii Department of Budget & Finance Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	4,000,000	3,527,160

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	$26,955,000	$26,959,313
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	4,000,000	4,379,480
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	10,260,655
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	2,250,000	2,307,083
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,529,300
Northern California Transmission Agency, NATL, 7%, 2013	4,000,000	4,340,360
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,467,392
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	8,500,000	8,544,200
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,338,640

		$106,149,964

Utilities - Other – 3.8%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	$1,735,000	$1,698,739
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5%, 2022	1,000,000	943,080
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	845,000	727,646
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,484,481
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,685,000	1,598,442
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	4,288,563
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	5,425,000	4,002,185
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,490,123
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,356,495
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,423,125
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,015,373
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	1,850,743
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	4,390,000	3,587,859
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,350,000	1,094,999
Washington Motor Vehicle Fuel Tax, “B”, 5%, 2032 (u)	25,010,000	25,009,750

		$52,571,603

Water & Sewer Utility Revenue – 6.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$2,797,312
California Department of Water Resources Center (Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	24,307,695
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,237,931
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,163,864
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	3,835,000	4,459,990
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,170,000	1,231,647
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,055,000	1,110,588
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	910,000	918,272
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	6,253,968
Massachusetts Water Pollution Abatement, 5.25%, 2028	5,985,000	6,694,641
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	5,790,000	5,280,538
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	4,215,000	4,542,548
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,222,183
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	581,753
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	1,942,500
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	4,480,000	4,447,654
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	4,000,000	3,772,280
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, BHAC, 5%, 2032	3,405,000	3,278,232
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,175,000	1,194,775

		$84,438,371

Total Municipal Bonds		$1,388,491,833

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Demand Notes – 0.3%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 0.72%, due 7/01/09	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.2%, due 7/01/09	4,800,000	4,800,000

Total Floating Rate Demand Notes		$4,900,000

Money Market Funds (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	2,213,830	$2,213,830

Total Investments		$1,395,605,663

Other Assets, Less Liabilities – (2.0)%		(27,707,925)

Net Assets – 100.0%		$1,367,897,738

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,522,172 representing 0.2% of net assets.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(p)	Primary inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,418,160
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022	5/22/09	2,602,672	2,579,649

Total Restricted Securities			$3,997,809
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,388,491,833	$—	$1,388,491,833
Short Term Securities	—	4,900,000	—	4,900,000
Mutual Funds	2,213,830	—	—	2,213,830

Total Investments	$2,213,830	$1,393,391,833	$—	$1,395,605,663

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(110,822)	$—	$—	$(110,822)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,361,266,415

Gross unrealized appreciation	$59,974,446
Gross unrealized depreciation	(65,440,484)

Net unrealized appreciation (depreciation)	$(5,466,038)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/09

Futures contracts outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Short)	USD	101	$11,954,297	Sep-09	$(110,822)

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55,180	48,793,134	(46,634,484)	2,213,830

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,517	$2,213,830

MFS® New York Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.4%
Airport & Port Revenue – 3.7%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$879,530
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	2,004,060
Port Authority NY & NJ (153rd Series), 5%, 2038	4,000,000	3,981,720
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	993,180

		$7,858,490

General Obligations - General Purpose – 4.8%
Commonwealth of Puerto Rico, SYNCORA, 5.5%, 2017	2,700,000	$2,717,307
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	495,000	438,733
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	809,248
New York, NY, “A”, 6%, 2010 (c)	990,000	1,047,499
New York, NY, “A”, 5%, 2039	1,500,000	1,512,450
New York, NY, “B”, 5.375%, 2010 (c)	210,000	223,276
New York, NY, “C-1”, 5.25%, 2025	1,000,000	1,024,670
New York, NY, “D-1”, 5.125%, 2028	1,000,000	1,012,550
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,104,280
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,016
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,304
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	339,680

		$10,245,013

General Obligations - Improvement – 0.9%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$141,375
Guam Government, “A”, 6.75%, 2029	90,000	87,567
Guam Government, “A”, 5.25%, 2037	290,000	224,570
Guam Government, “A”, 7%, 2039	105,000	103,944
Suffolk County, NY, Public Improvement, ASSD GTY, 4.125%, 2028	1,400,000	1,323,448

		$1,880,904

General Obligations - Schools – 4.4%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,763,034
New York Dormitory Authority Rev., Non-State Supported Debt, “C”, ASSD GTY, 5%, 2015	2,580,000	2,810,084
North Babylon, NY, Union Free School District, “A”, FGIC, 5.5%, 2018	2,415,000	2,514,136
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	590,450
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	611,200
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	627,235
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	642,455

		$9,558,594

Healthcare Revenue - Hospitals – 7.8%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$926,230
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	125,000	117,430
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	460,000	376,680
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	305,685
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,565,000	1,513,245
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	675,000	553,642
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	1,000,000	884,540
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	659,783
New York Dormitory Authority Rev. (St. Vincent’s Hospital & Medical Center), BHAC, 5%, 2027	3,000,000	3,177,180

1

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	$750,000	$571,980
New York Dormitory Authority Rev., Non-State Supported Debt (Kaleida Health), FHA, 4.6%, 2027	920,000	826,105
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,540,583
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	250,000	244,338
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	500,000	492,530
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	764,986
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,043,820
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	480,000	396,034
Saratoga County, NY, Industrial Development Agency, Civic Facilities Rev., 5.25%, 2032	500,000	416,960
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	931,030
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	699,621
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	234,966

		$16,677,368

Healthcare Revenue - Long Term Care – 0.7%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$269,724
Nassau County, NY, Industrial Development Agency Continuing Care, 6.7%, 2043	300,000	226,854
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	289,000
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	347,185
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2013 (c)	300,000	346,227

		$1,478,990

Human Services – 0.6%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$183,299
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	632,478
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	404,900

		$1,220,677

Industrial Revenue - Airlines – 0.3%
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$97,118
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	100,000	48,053
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	350,000	306,810
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	250,000	215,985

		$667,966

Industrial Revenue - Environmental Services – 0.2%
New York Environmental Facilities Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.875%, 2017 (b)	$500,000	$500,000

Industrial Revenue - Other – 2.1%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$3,180,000	$2,883,242
New York, NY, Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	349,355

2

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	$1,000,000	$1,004,840
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	398,141

		$4,635,578

Industrial Revenue - Paper – 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$418,126
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	627,326

		$1,045,452

Miscellaneous Revenue - Entertainment & Tourism – 1.0%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	$439,999	$1,320
New York, NY, Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	2,000,000	2,132,560

		$2,133,880

Miscellaneous Revenue - Other – 0.5%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$1,023,000

Multi-Family Housing Revenue – 1.4%
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	$815,000	$708,659
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	1,927,880
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	472,255

		$3,108,794

Sales & Excise Tax Revenue – 1.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,070,000	$1,042,833
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	11,315,000	511,099
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	929,380
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	495,482

		$2,978,794

Single Family Housing - State – 2.9%
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	$1,000,000	$959,420
New York Mortgage Agency Rev., 5.1%, 2024	2,000,000	1,962,440
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	446,960
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,500,000	1,485,795
New York Mortgage Agency Rev., “158”, 6.6%, 2038	1,290,000	1,370,432

		$6,225,047

Solid Waste Revenue – 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$802,417

State & Agency - Other – 2.0%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$895,152
New York Dormitory Authority (State University), 5.375%, 2010 (c)	1,500,000	1,579,095
New York Dormitory Authority (Upstate Community Colleges), “A”, FSA, 6%, 2010 (c)(f)	1,010,000	1,075,882
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	747,804

		$4,297,933

State & Local Agencies – 14.4%
Delaware Valley Regional Financial Authority, “C”, FRN, 1.197%, 2037	$1,405,000	$872,168
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,679,345
New York Dormitory Authority (School Program), 6.25%, 2020	1,690,000	1,754,997

3

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New York Dormitory Authority Rev. (State University), 5.875%, 2017	$1,130,000	$1,251,859
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	1,865,360
New York Dormitory Authority Rev., State Supported Debt, FSA, 5.25%, 2010 (c)	10,000	10,538
New York Dormitory Authority Rev., State Supported Debt, FSA, 5.25%, 2030	25,000	25,199
New York Dormitory Authority Rev., State Supported Debt, 5%, 2035	2,000,000	1,836,600
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2022	1,500,000	1,548,210
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2033	2,000,000	1,983,420
New York Dormitory Authority Rev., State Supported Debt, “B”, 5%, 2022	4,000,000	4,043,240
New York Dormitory Authority Rev., Mental Health Services, “A”, NATL, 5.75%, 2010 (c)	5,000	5,163
New York Dormitory Authority Rev., Mental Health Services, “B”, FSA, 5.25%, 2010 (c)	35,000	36,883
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2010 (c)	35,000	36,883
New York Dormitory Authority Rev., Mental Health Services, “D”, NATL, 5.25%, 2011 (c)	105,000	114,494
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	701,032
New York Dormitory Authority State Personal Income Tax Rev., 5%, 2038	1,000,000	979,040
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,011,890
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	3,042,793
New York Urban Development Corp. Rev., “B-1”, 5%, 2036	3,000,000	2,947,710
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,076,660
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,058,140

		$30,881,624

Tax - Other – 4.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$260,264
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	86,053
Hudson Yards Infrastructure Corp. Rev., “A”, FSA, 5%, 2047	2,500,000	2,222,900
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	3,000,000	2,561,790
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	1,985,120
New York, NY, Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	964,630
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	1,022,480

		$9,103,237

Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$325,000	$262,272
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	330,000	230,805
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	431,816
New York County Tobacco Trust II, 5.625%, 2035	800,000	599,512
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	320,335

		$1,844,740

Toll Roads – 3.9%
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015	$5,000,000	$5,363,600
Triborough Bridge & Tunnel Authority Rev., NY, “C”, 5%, 2038	2,000,000	1,975,600
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	780,000	836,667
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, NATL, 5%, 2032	310,000	310,499

		$8,486,366

Transportation - Special Tax – 8.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, 5%, 2016 (c)	$1,700,000	$1,969,688
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)	2,000,000	2,080,700
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025	2,500,000	2,523,425
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2026	1,500,000	1,474,290
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	1,882,740
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	2,410,000	2,254,145

4

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Metropolitan Transportation Authority Rev., NY, “B”, FSA, 4.5%, 2032	$1,900,000	$1,773,365
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,201,460
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	665,000	706,057
New York Thruway Authority, General Rev., Highway & Bridges, “A”, FSA, 5.8%, 2010 (c)	20,000	20,995
New York Thruway Authority, General Rev., Highway & Bridges, “B-1”, FGIC, 5.4%, 2010 (c)	2,000,000	2,093,660

		$18,980,525

Universities - Colleges – 12.2%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$776,290
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,127,200
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community College), “A”, 6.4%, 2010 (c)	500,000	539,300
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,578,137
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,006,424
New York Dormitory Authority Rev. (Judicial Institute at Pace), AMBAC, 5.5%, 2010 (c)	2,500,000	2,650,775
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,007,450
New York Dormitory Authority Rev. (New York University), “A”, 5%, 2038	3,000,000	2,937,030
New York Dormitory Authority Rev. (Pace University), NATL, 6%, 2010 (c)	1,700,000	1,810,891
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	311,535
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,041,340
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	3,300,000	3,225,024
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), 5.5%, 2039	1,000,000	992,690
New York, NY, City Trust Cultural Resource Rev. (Juilliard), “A”, 5%, 2034	1,850,000	1,859,713
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,004,280
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	401,340
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,038,234

		$26,307,653

Utilities - Investor Owned – 0.7%
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	$1,500,000	$1,500,030

Utilities - Municipal Owned – 5.2%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$949,500
Long Island Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,078,530
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,120,080
Long Island Power Authority, Electric Systems Rev., “C”, 5.5%, 2013 (c)	400,000	463,124
Long Island Power Authority, Electric Systems Rev., “C”, FSA, 5%, 2035	1,520,000	1,480,951
Long Island Power Authority, Electric Systems Rev., “C”, 5%, 2035	2,000,000	1,888,480
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,009,150
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	201,282

		$11,191,097

Water & Sewer Utility Revenue – 10.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	$1,200,000	$1,114,236
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024	1,005,000	1,036,557

5

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	$1,330,000	$1,344,444
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,136,961
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010	175,000	183,740
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010	30,000	30,129
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010	10,000	10,044
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	945,000	993,110
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	1,115,000	1,171,765
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	993,020
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,217,483
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.125%, 2030	1,000,000	1,021,911
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2036	2,270,000	2,132,143
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,958,000
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,972,820
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 4.5%, 2039	970,000	869,586
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,522,440
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, ETM, 6%, 2010 (c)	620,000	652,717
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	1,000,000	1,133,480
Suffolk County, NY, Water Authority Rev., NATL, 5.1%, 2012	660,000	727,036
Suffolk County, NY, Water Authority Rev., ETM, NATL, 5.1%, 2012 (c)	235,000	260,852

		$22,482,474

Total Municipal Bonds		$207,116,643

Money Market Funds (v) – 2.7%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	5,792,265	$5,792,265

Total Investments		$212,908,908

Other Assets, Less Liabilities – 0.9%		1,873,943

Net Assets – 100.0%		$214,782,851

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$207,116,643	$—	$207,116,643
Mutual Funds	5,792,265	—	—	5,792,265

Total Investments	$5,792,265	$207,116,643	$—	$212,908,908

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(10,973)	$—	$—	$(10,973)

For further information regarding security characteristics, see the Portfolio of Investments.

7

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$213,948,516

Gross unrealized appreciation	$6,539,028
Gross unrealized depreciation	(7,578,636)

Net unrealized appreciation (depreciation)	$(1,039,608)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/09

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 30yr (Short)	USD	10	1,183,594	Sep-09	$(10,973)

At June 30, 2009 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,943,829	12,335,066	(13,486,630)	5,792,265

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,635	$5,792,265

8

MFS® North Carolina Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport & Port Revenue – 4.4%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,489,202
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,012,260
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,397,184
Charlotte, NC, Airport Rev., “B”, NATL, 5.875%, 2019	1,000,000	1,000,450
Charlotte, NC, Airport Rev., “B”, NATL, 5.875%, 2020	3,775,000	3,749,368
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,795,202

		$15,443,666

General Obligations - General Purpose – 1.2%
Cary, NC, “B”, 4%, 2014	$1,000,000	$1,090,010
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	904,149
Tuscaloosa, AL, “A”, 5.125%, 2039	2,195,000	2,190,017

		$4,184,176

General Obligations - Improvement – 1.9%
Guam Government, “A”, 6.75%, 2029	$240,000	$233,513
Guam Government, “A”, 7%, 2039	265,000	262,334
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	4,200,000	4,559,310
State of North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,542,466

		$6,597,623

General Obligations - Schools – 3.6%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$2,912,700
Johnston County, NC, FGIC, 5.6%, 2010 (c)	2,000,000	2,107,200
Los Angeles, CA, Unified School District, “D”, 5%, 2034	145,000	135,308
New Hanover County, NC, Public Improvement, 5%, 2021	1,435,000	1,493,074
New Hanover County, NC, School Improvement, 5%, 2019	1,255,000	1,330,551
San Diego, CA, Community College District, FSA, 5%, 2030	2,830,000	2,808,039
San Jacinto, TX, Community College District, 5.125%, 2038	2,000,000	1,989,480

		$12,776,352

Healthcare Revenue - Hospitals – 16.0%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,538,440
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,172,220
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	802,560
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	938,550
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	937,520
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev., Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,670,422
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), ETM, NATL, 0%, 2009 (c)	1,800,000	1,793,430
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,096,805
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,580,142
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), NATL, 5%, 2019	6,225,000	6,131,501
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), FSA, 5.25%, 2036	1,500,000	1,418,940
North Carolina Medical Care Commission (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,155,000	898,336
North Carolina Medical Care Commission (Morehead Memorial Hospital), FSA, 5%, 2026	2,000,000	1,999,860
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,844,638

1

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	$2,045,000	$1,991,912
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	506,390
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), FSA, 5.125%, 2032	900,000	852,561
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,128,998
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	2,890,107
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013	1,000,000	846,340
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015	1,140,000	863,208
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), NATL, 5.1%, 2018	525,000	525,509
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	1,055,000	982,880
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	896,840
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,128,816
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,854,180
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,308,688
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	476,688
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,239,317
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,106,808

		$56,422,606

Healthcare Revenue - Long Term Care – 0.7%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,130,850
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	940,944
North Carolina Medical Care Commission, Retirement Facilities Rev., (Brookwood), 5.25%, 2032	750,000	473,070

		$2,544,864

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$796,283

Industrial Revenue - Paper – 0.5%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (International Paper Co.), “A”, 5.8%, 2016	$2,000,000	$1,835,500

Multi-Family Housing Revenue – 2.5%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,710,280
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,712,040
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,415,670
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	1,011,490
North Carolina Housing Finance Agency, “H”, FHA, 6.05%, 2028	2,015,000	2,022,858
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, (ARC Projects), 5.8%, 2034	1,000,000	817,230

		$8,689,568

2

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,740,000	$1,695,821

Single Family Housing - State – 4.8%
North Carolina Housing Finance Agency Rev., “15-A”, FSA, 4.95%, 2032	$395,000	$361,911
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,325,000	2,189,708
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,030,000	1,766,648
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,965,000	1,797,464
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,625,000	1,632,182
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,995,000	1,742,054
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,995,000	1,863,011
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,795,000	1,816,145
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	410,000	412,251
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,140,000	1,142,702
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	210,000	211,096
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	680,000	681,360
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,285,000	1,284,717

		$16,901,249

State & Agency - Other – 5.3%
Brunswick County, NC, COP, FSA, 5.5%, 2010 (c)	$1,000,000	$1,056,060
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	5,500,000	5,642,670
Carteret County, NC, AMBAC, 5.625%, 2020	1,010,000	1,038,755
Charlotte, NC, COP (Public Safety Facilities), “D”, 5.5%, 2010 (c)	3,000,000	3,166,770
Charlotte, NC, COP (Transit Projects), 5%, 2033	3,000,000	3,006,270
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	1,989,901
Harnett County, NC, COP, FSA, 5.5%, 2010 (c)	1,225,000	1,318,517
Harnett County, NC, COP, FSA, 5.25%, 2015	1,020,000	1,108,434
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	359,968

		$18,687,345

State & Local Agencies – 4.6%
Charlotte, NC, Certificates of Participation (NASCAR Hall Of Fame), “C”, 5%, 2039	$3,000,000	$2,972,250
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.197%, 2037	2,260,000	1,402,918
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	408,124
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)	1,000,000	1,056,060
Iredell County, NC, Public Facilities (School Projects), FSA, 5.125%, 2027	3,230,000	3,405,680
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	357,466
Mooresville, NC, COP, 5%, 2032	2,000,000	1,967,540
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	866,300
Salisbury, NC, Certificates of Participation, ASSD GTY, 5.625%, 2026	1,000,000	1,072,660
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,610,038

		$16,119,036

Tax - Other – 1.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$404,855
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	138,640
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	992,560
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	1,000,000	964,420
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,650,000	1,597,134

		$4,097,609

Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$415,600
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	520,000	363,693

		$779,293

Transportation - Special Tax – 4.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 6%, 2018 (f)	$10,850,000	$11,692,720

3

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	$1,715,000	$1,770,292
Indiana Finance Authority Highway Rev., “A”, NATL, 4.5%, 2029	2,825,000	2,692,621

		$16,155,633

Universities - Colleges – 20.4%
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)	$2,285,000	$2,428,429
Appalachian State University, NC, Rev., “C”, NATL, 5%, 2030	1,000,000	993,550
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,495,945
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,097,530
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,660,000	2,706,204
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,578,604
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	3,360,000	3,283,661
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,249,520
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,538,350
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,539,970
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,765,823
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	2,921,940
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2018	510,000	425,993
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2021	300,000	235,092
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,773,265
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	2,500,000	2,420,000
North Carolina Capital Facilities, Finance Agency Rev., Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,054,740
North Carolina Capital Facilities, Finance Prerefunded (Duke University), “A”, 5.125%, 2011 (c)	4,050,000	4,417,497
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	957,401
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,035,466
University of California Rev., “J”, FSA, 4.5%, 2035	3,250,000	2,775,402
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,062,000
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,353,317
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	3,055,500
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	201,828
University of North Carolina, Greensboro Rev., “A”, FSA, 5%, 2020	2,835,000	2,926,259
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,168,460
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	1,981,660
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,028,460
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,422,327
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,813,886
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	2,953,737
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 4.75%, 2038	3,400,000	3,316,326
University of Puerto Rico Rev., “Q”, 5%, 2036	2,370,000	1,904,224

		$71,882,366

4

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 0.7%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,593,225

Utilities - Municipal Owned – 14.3%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$1,000,000	$1,002,020
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,525,000	1,585,878
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	551,221
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	15,930,041
North Carolina Eastern Municipal Power Agency, “A”, ETM, NATL, 7.5%, 2010 (c)	2,735,000	2,775,040
North Carolina Eastern Municipal Power Agency, “A”, ETM, 7.5%, 2010 (c)	2,360,000	2,438,564
North Carolina Eastern Municipal Power Agency, Power Systems Rev., “A”, 5%, 2019	2,745,000	2,875,937
North Carolina Municipal Power Agency, Catawba Electric Rev., NATL, 6%, 2011	5,000,000	5,314,200
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	1,000,000	1,025,370
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,529,300
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,281,520

		$50,309,091

Utilities - Other – 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$1,055,000	$954,068
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,054,291

		$2,008,359

Water & Sewer Utility Revenue – 9.4%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$995,890
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	1,000,000	1,010,870
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)	3,180,000	3,372,581
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,724,208
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017	1,650,000	1,750,766
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	805,000	936,191
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,728,181
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016	1,005,000	1,042,939
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019	1,170,000	1,207,136
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, FSA, 5%, 2033	2,400,000	2,396,472
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	716,142
High Point, NC, Combined Enterprise System Rev., FSA, 5%, 2033	2,000,000	2,025,140
Kannapolis, NC, Water & Sewer Rev., “B”, FSA, 5.25%, 2021	1,000,000	1,014,890
King County, WA, Sewer Rev., 5%, 2038	3,520,000	3,441,539
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	3,295,000	3,290,321
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,026,200
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,622,768
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,050,160

		$33,352,394

Total Municipal Bonds		$343,872,059

Money Market Funds (v) – 3.8%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	13,554,087	$13,554,087

Total Investments		$357,426,146

Other Assets, Less Liabilities – (1.4)%		(4,950,397)

Net Assets – 100.0%		$352,475,749

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

5

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$343,872,059	$—	$343,872,059
Mutual Funds	13,554,087	—	—	13,554,087

Total Investments	$13,554,087	$343,872,059	$—	$357,426,146

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(17,556)	$—	$—	$(17,556)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$345,012,962

Gross unrealized appreciation	$10,760,372
Gross unrealized depreciation	(6,355,878)

Net unrealized appreciation (depreciation)	$4,404,494

The aggregate cost above includes prior fiscal year end tax adjustments.

7

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(3) Derivative Contracts at 6/30/09

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	16	$1,893,750	Sep-09	$(17,556)

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,145,386	30,793,999	(24,385,298)	13,554,087

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,626	$13,554,087

8

MFS® Pennsylvania Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport & Port Revenue – 1.3%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,007,050
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	501,150

		$1,508,200

General Obligations - General Purpose – 7.8%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$295,431
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	300,188
Bucks County, PA, Finance Department, 5.125%, 2022	255,000	281,716
Commonwealth of Puerto Rico, “A”, FGIC, 5.5%, 2015	280,000	282,982
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	221,583
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	407,018
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,185,388
Erie County, PA, Convention Center, FGIC, 5%, 2025	500,000	504,315
Erie County, PA, Convention Center, FGIC, 5%, 2026	500,000	502,630
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	560,300
Luzerne County, PA, FSA, 6.75%, 2023	500,000	490,510
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	504,995
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	90,403
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	419,382
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	449,577
State of Pennsylvania, 6%, 2010 (c)	1,000,000	1,039,430
State of Pennsylvania, 6.25%, 2010	300,000	317,133

		$8,852,981

General Obligations - Improvement – 0.6%
Guam Government, “A”, 6.75%, 2029	$75,000	$72,973
Guam Government, “A”, 7%, 2039	90,000	89,095
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)	500,000	504,080

		$666,148

General Obligations - Schools – 19.3%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,012,500
Bucks County, PA, Centennial School District, “B”, FSA, 5.25%, 2037	1,000,000	1,001,440
Conneaut, PA, School District, “B”, FSA, 0%, 2031	1,150,000	308,097
Conneaut, PA, School District, “B”, FSA, 0%, 2033	760,000	175,758
Daniel Boone, PA, School District, 5%, 2032	500,000	502,880
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,308,431
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	798,863
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,037,110
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	740,000	736,922
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	598,850
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	651,157
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	865,182
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	55,825
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,072,626
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)	280,000	298,502
Perkiomen Valley, PA, School District, FSA, 5%, 2019	220,000	225,067
Philadelphia, PA, School District, NATL, 6%, 2010 (c)	500,000	517,965
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)	500,000	536,805
Reading, PA, School District, FSA, 5%, 2035 (f)	2,240,000	2,241,478
Scranton, PA, School District, “A”, FSA, 5%, 2027	1,340,000	1,395,664
South Park, PA, School District, FGIC, 5%, 2019	750,000	764,430
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	477,525

1

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
State Public School Building Authority, PA School (Delaware County Community College), FSA, 5%, 2032	$2,000,000	$2,009,680
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,687,587
West Mifflin, PA, Area School District, FSA, 5.125%, 2031	500,000	510,850
Whitehall-Coplay, PA, School District, “A”, FSA, 5.375%, 2034	1,000,000	1,022,590

		$21,813,784

Healthcare Revenue - Hospitals – 17.6%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$696,966
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	555,000	580,358
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	1,000,000	971,820
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	508,790
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	150,000	169,877
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	315,935
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	56,626
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	527,980
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	509,025
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	741,053
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	333,600
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	677,801
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	978,610
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	573,050
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	177,392
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	350,000	287,270
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	324,002
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network), “A”, FSA, 4.75%, 2038	1,000,000	868,500
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	250,000	276,675
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	520,212
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	684,312
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019	500,000	518,770
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group), CONNIE LEE, 5.375%, 2010	395,000	395,265
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	870,413
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	213,528
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	202,640
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	362,044
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	437,745

2

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018	$100,000	$103,995
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031	650,000	662,149
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010 (c)	30,000	30,821
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Children’s Hospital), NATL, 4.5%, 2037	1,000,000	861,500
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	813,800
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (The Children’s Hospital Foundation), “A”, 4.5%, 2037	1,000,000	850,560
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	430,653
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2031	115,000	108,509
South Central, PA, General Authority Rev., 5.625%, 2011 (c)	490,000	535,374
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	800,595
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), ETM, 5.625%, 2026 (c)	110,000	116,835
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	157,206
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	306,562
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	359,065

		$19,917,883

Healthcare Revenue - Long Term Care – 2.0%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$192,980
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	200,000	144,770
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	204,183
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	204,595
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	434,160
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	130,544
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	47,470
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	455,065
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	253,593
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	152,233

		$2,219,593

Human Services – 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$137,006

Industrial Revenue - Environmental Services – 0.5%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$529,968

Industrial Revenue - Other – 1.4%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (a)	$300,000	$312,513
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	140,439

3

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	$1,000,000	$893,570
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	249,996

		$1,596,518

Parking – 1.4%
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015	$1,000,000	$1,012,210
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)	500,000	525,300

		$1,537,510

Sales & Excise Tax Revenue – 0.4%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$505,715

Single Family Housing - Local – 1.0%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$375,000	$349,894
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	880,000	772,552

		$1,122,446

Single Family Housing - State – 7.8%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,405,000	$1,393,634
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	750,000	741,660
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	295,000	289,681
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	355,000	351,507
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	995,000	953,240
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “103-C”, 5.4%, 2033	1,000,000	999,910
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,165,000	1,031,887
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	575,000	577,306
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	469,585
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	903,620
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “96 A”, 4.7%, 2037	750,000	637,845
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	500,000	465,360

		$8,815,235

Solid Waste Revenue – 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$291,321

State & Local Agencies – 4.1%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$900,000	$955,368
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.197%, 2037	730,000	453,155
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 10.549%, 2018 (p)	50,000	56,152
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	210,000	200,733
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2011 (c)	1,000,000	1,094,660
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2011 (c)	750,000	823,058
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	521,225
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	493,280

		$4,597,631

4

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 1.3%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,513,290

Tax - Other – 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$134,952
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	43,026
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	500,000	505,705
Virgin Islands Public Finance Authority Rev. (Diago), “A”, 6.75%, 2037	125,000	124,826
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	125,535

		$934,044

Tax Assessment – 0.1%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$250,000	$149,030

Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$165,000	$133,153
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	170,000	118,900
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	100,000	80,769

		$332,822

Toll Roads – 1.1%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$267,588
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	1,003,520

		$1,271,108

Transportation - Special Tax – 2.1%
Pennsylvania Turnpike Commission, NATL, 5%, 2024	$1,775,000	$1,832,191
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	505,800

		$2,337,991

Universities - Colleges – 14.6%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$257,645
Allegheny County, PA, (Chatham College), 5.95%, 2032	335,000	275,655
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	500,000	465,855
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,008,950
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	197,940
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	251,078
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	566,966
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	999,930
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	719,730
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	421,135
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	440,075
Harrisburg, PA, University Authority Rev. (Harrisburg University of Science), “A”, 5.4%, 2016	125,000	121,385
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	460,145
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032	750,000	613,155
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	515,984
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	252,208

5

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	$500,000	$528,410
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	451,930
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	479,340
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	608,838
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	500,000	448,155
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), NATL, 5.5%, 2010 (c)	300,000	313,269
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	446,935
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	270,873
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	253,881
Pennsylvania Public School Building Authority (Delaware County College), NATL, 5.75%, 2010 (c)	500,000	530,825
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,019,940
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	935,270
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,004,850
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,041,860
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	576,551

		$16,478,763

Universities - Secondary Schools – 0.5%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$593,826

Utilities - Cogeneration – 0.1%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$35,000	$34,971
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	100,000	85,211

		$120,182

Utilities - Investor Owned – 1.0%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$415,000	$416,174
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (a)	110,000	110,763
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	604,704

		$1,131,641

Utilities - Municipal Owned – 0.5%
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)	$500,000	$546,400

Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$420,000	$379,819

Water & Sewer Utility Revenue – 10.0%
Allegheny County, PA, Sewer Rev., NATL, 5.75%, 2010 (c)	$750,000	$801,630
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	908,350
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	427,915
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	902,220
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	775,000	719,611

6

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Erie, PA, Water Authority Rev., FSA, 5%, 2043	$1,000,000	$961,880
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	768,405
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	975,770
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	441,254
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	978,050
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034	1,660,000	1,652,829
University Area Joint Authority, Sewer Rev., NATL, 5%, 2023	1,500,000	1,340,505
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	500,000	488,065

		$11,366,484

Total Municipal Bonds		$111,267,339

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	1,224,159	$1,224,159

Total Investments		$112,491,498

Other Assets, Less Liabilities – 0.6%		662,260

Net Assets – 100.0%		$113,153,758

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(p)	Primary inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CONNIE LEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Pennsylvannia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$111,267,339	$—	$111,267,339
Mutual Funds	1,224,159	—	—	1,224,159

Total Investments	$1,224,159	$111,267,339	$—	$112,491,498

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(8,778)	$—	$—	$(8,778)

8

MFS Pennsylvannia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$113,636,147

Gross unrealized appreciation	$2,377,020
Gross unrealized depreciation	(4,476,584)

Net unrealized appreciation (depreciation)	$(2,099,564)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/09

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	8	$946,875	Sep-09	$(8,778)

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,386,723	6,861,418	(8,023,982)	1,224,159

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,667	$1,224,159

9

MFS® South Carolina Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport & Port Revenue – 2.1%
Horry County, SC, “A”, FSA, 5.7%, 2027	$635,000	$634,986
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025	1,500,000	1,428,254
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, FSA, 5%, 2026	1,000,000	1,010,929

		$3,074,169

General Obligations - General Purpose – 6.8%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,079,669
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	305,783
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	536,305
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	4,000,000	4,178,679
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022	1,000,000	1,032,530
Horry County, SC, 4.5%, 2028	850,000	859,070
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015	915,000	945,653
Tuscaloosa, AL, “A”, 5.125%, 2039	980,000	977,775

		$9,915,464

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$45,000	$43,784
Guam Government, “A”, 5.25%, 2037	280,000	216,826
Guam Government, “A”, 7%, 2039	50,000	49,497

		$310,107

General Obligations - Schools – 8.4%
Anderson County, SC, School District, “B”, 5.5%, 2010 (c)	$1,465,000	$1,527,966
Beaufort County, SC, School District, “A”, FSA, 4.25%, 2032	1,000,000	919,470
Chesterfield County, SC, School District, FSA, 5%, 2023	3,000,000	3,071,610
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020	1,065,000	1,107,930
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022	2,050,000	2,154,755
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,868,493
York County, SC, School District, 5%, 2030	1,570,000	1,598,574

		$12,248,798

Healthcare Revenue - Hospitals – 18.8%
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, NATL, 5%, 2022 (c)	$2,450,000	$2,471,634
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	1,050,000	1,035,447
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,748,058
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,002,410
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	461,813
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	287,893
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	287,893
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,317,735
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,150,830
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	820,000	711,932
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	604,211
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,035,515
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	294,536
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	904,078
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,468,215
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,014,870

1

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	$1,500,000	$1,401,105
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	899,730
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	750,000	664,140
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	658,313
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), FSA, 5%, 2035	650,000	634,251
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	1,000,000	720,100
Spartanburg County, SC, Health Service Rev., “A”, ASSD GTY, 4.5%, 2027	1,000,000	844,890
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2012 (c)	1,425,000	1,572,545
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2032	825,000	779,914
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	964,080
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	473,818

		$27,409,956

Healthcare Revenue - Long Term Care – 0.8%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	$500,000	$303,620
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.625%, 2042	400,000	257,136
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	274,812
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	317,208

		$1,152,776

Human Services – 0.7%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$1,055,000	$988,577

Industrial Revenue - Chemicals – 0.5%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$733,870

Industrial Revenue - Other – 1.1%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,210,680
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	356,475

		$1,567,155

Industrial Revenue - Paper – 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$859,740

Miscellaneous Revenue - Other – 1.2%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	$570,000	$565,406
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	584,010
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	607,024

		$1,756,440

Multi-Family Housing Revenue – 1.3%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$872,990

2

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	$1,210,000	$1,107,440

		$1,980,430

Sales & Excise Tax Revenue – 0.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$735,000	$683,094

Single Family Housing - State – 4.5%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.5%, 2034	$505,000	$497,319
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.2%, 2035	935,000	871,355
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	971,930
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 6%, 2020	370,000	376,268
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 5.35%, 2024	1,635,000	1,640,248
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	913,689
South Carolina Housing, Finance & Development Authority Rev., “C-2”, FSA, 4.6%, 2032	1,500,000	1,269,585

		$6,540,394

Solid Waste Revenue – 0.7%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$982,940

State & Local Agencies – 2.6%
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013	$2,750,000	$3,090,120
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	685,897

		$3,776,017

Tax - Other – 4.0%
Commonwealth of Puerto Rico, 5.5%, 2010 (c)	$4,000,000	$4,276,560
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	173,509
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	57,368
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	992,560
Virgin Islands Public Finance Authority Rev. (Diago), “A”, 6.75%, 2037	160,000	159,778
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	167,380

		$5,827,155

Tax Assessment – 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$495,000	$295,886

Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$181,573
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	225,000	157,367
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,000,000	1,085,160

		$1,424,100

Transportation - Special Tax – 4.5%
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	$500,000	$502,585
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,003,620
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,615,390
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	2,500,000	2,438,075

		$6,559,670

Universities - Colleges – 12.8%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	$800,000	$805,304
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	1,260,000	1,183,480

3

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	$2,435,000	$2,444,010
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	871,360
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,267,037
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	2,011,920
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	1,940,060
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	990,740
University of South Carolina Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,038,840
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,002,800
University of South Carolina, University Rev., “A”, FGIC, 5.625%, 2010 (c)	1,555,000	1,628,427
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,825,527
University of South Carolina, University Rev., “A”, FSA, 5.25%, 2038	1,625,000	1,656,168

		$18,665,673

Utilities - Investor Owned – 1.9%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$150,000	$151,041
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	800,000	802,264
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	2,000,000	1,903,700

		$2,857,005

Utilities - Municipal Owned – 7.9%
Camden, SC, Public Utilities Rev., NATL, 5.5%, 2017	$75,000	$75,011
Easley, SC, Utility Rev., FSA, 5%, 2012 (c)	1,000,000	1,117,440
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	180,072
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	2,906,496
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	477,005
South Carolina Public Service Authority Rev. “A”, 5.5%, 2038	2,500,000	2,603,075
South Carolina Public Service Authority, “A”, NATL, 5.5%, 2010 (c)	200,000	206,914
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	1,986,020
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2037	510,000	509,995
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	1,500,000	1,507,800

		$11,569,828

Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	$570,000	$465,850

Water & Sewer Utility Revenue – 13.7%
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032	$1,000,000	$1,004,720
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	1,998,640
Anderson County, SC, Water & Sewer Systems Rev., ASSD GTY, 5%, 2034	1,000,000	1,005,460
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., FSA, 4.5%, 2031	1,000,000	966,360
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,114,470
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)	2,000,000	2,063,280
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029	1,020,000	1,047,877
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,804,440
Greenville, SC, Stormwater Systems, FSA, 5%, 2022	595,000	613,136
Greenwood, SC, Sewer Systems Rev., FSA, 5%, 2030	1,000,000	1,011,730
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., NATL, 5.125%, 2032	920,000	888,076
Myrtle Beach, SC, Water & Sewer Authority Rev., FSA, 4.5%, 2028	2,000,000	1,938,480
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, FSA, 5.375%, 2023	500,000	522,990
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,271,038
Spartanburg, SC, Waterworks Rev., “A”, FSA, 4.375%, 2028	750,000	709,410
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	548,489

4

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, NATL, 5%, 2027	$1,490,000	$1,515,822

		$20,024,418

Total Municipal Bonds		$141,669,512

Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	2,449,915	$2,449,915

Total Investments		$144,119,427

Other Assets, Less Liabilities – 1.3%		1,844,494

Net Assets – 100.0%		$145,963,921

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$141,669,512	$—	$141,669,512
Mutual Funds	2,449,915	—	—	2,449,915

Total Investments	$2,449,915	$141,669,512	$—	$144,119,427

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$144,165,105

Gross unrealized appreciation	$5,195,388
Gross unrealized depreciation	(5,241,066)

Net unrealized appreciation (depreciation)	$(45,678)

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,723,307	6,582,639	(5,856,031)	2,449,915

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,015	$2,449,915

7

MFS® Tennessee Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport & Port Revenue – 1.2%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021	$1,500,000	$1,496,640

General Obligations - General Purpose – 6.5%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,420,110
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	239,309
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	435,749
Commonwealth of Puerto Rico, Unrefunded Public Improvement, FSA, 5%, 2024	770,000	755,670
Johnson City, TN, 5%, 2031	1,000,000	998,630
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,082,760
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	934,460
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	479,549
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	508,557

		$7,854,794

General Obligations - Improvement – 0.6%
Guam Government, “A”, 5.25%, 2037	$215,000	$166,492
Sevier County, TN, Public Building Authority, ASSD GTY, 4.75%, 2025	550,000	562,804

		$729,296

General Obligations - Schools – 5.5%
Gibson County, TN, School District, NATL, 5.75%, 2016	$190,000	$190,108
Rutherford County, TN, School & Public Improvement, 5%, 2022	1,510,000	1,559,573
Rutherford County, TN, School District, 5.875%, 2010 (c)	2,000,000	2,079,940
Rutherford County, TN, School District, 5.875%, 2010 (c)	1,100,000	1,143,967
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,575,000	1,633,921

		$6,607,509

Healthcare Revenue - Hospitals – 16.3%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,113,680
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	445,000	437,457
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	389,655
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	860,000	831,560
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	1,500,000	1,517,850
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2031	400,000	359,560
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	600,000	530,334
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	299,964
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	915,950
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	4,000,000	579,240
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,369,275
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	809,050
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2013 (c)	545,000	605,430
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2022	455,000	448,767
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	586,042
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	717,112
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	509,535

1

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	$1,250,000	$1,267,888
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, FSA, 5.25%, 2027	1,500,000	1,531,260
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	430,267
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	172,419
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	423,767
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	380,780
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	225,000	221,949
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	800,849
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	396,082

		$19,645,722

Healthcare Revenue - Long Term Care – 0.5%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$368,280
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	200,537

		$568,817

Industrial Revenue - Environmental Services – 0.2%
Lewisburg, TN, Industrial Development Board Solid Waste Disposal Rev., 5%, 2012 (b)	$250,000	$250,000

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$296,291

Miscellaneous Revenue - Entertainment & Tourism – 3.4%
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	$2,000,000	$2,244,240
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,880,451

		$4,124,691

Miscellaneous Revenue - Other – 0.7%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	$825,000	$811,396

Multi-Family Housing Revenue – 2.0%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$360,000	$364,514
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,029,300
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	508,540
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	488,967

		$2,391,321

Sales & Excise Tax Revenue – 1.6%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,081,620
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	7,755,000	350,293
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	487,925

		$1,919,838

Single Family Housing - State – 11.6%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$2,005,000	$2,023,927

2

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	$645,000	$621,567
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	660,000	634,894
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	575,000	553,322
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	662,952
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020	775,000	778,363
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,845,000	1,741,994
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	720,000	679,738
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	1,000,000	976,530
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032	670,000	649,418
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	715,000	699,406
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	2,000,000	1,929,460
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	950,000	943,283
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	1,085,000	1,104,899

		$13,999,753

State & Agency - Other – 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,008,530

State & Local Agencies – 11.4%
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	$1,000,000	$1,032,210
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	1,000,000	977,560
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024	3,450,000	3,141,708
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, FSA, 5.25%, 2022	1,000,000	1,119,820
Tennessee School Bond Authority (Higher Education Facilities), “A”, FSA, 5.25%, 2012 (c)	3,000,000	3,337,560
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,043,260
Tennessee School Bond Authority, “C”, FSA, 5%, 2032	2,000,000	2,041,380

		$13,693,498

Tax - Other – 0.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$144,591
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	47,807
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	730,000	700,063

		$892,461

Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$149,293
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	185,000	129,391
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	377,839
Tobacco Settlement Financing Corp., 5%, 2031	750,000	506,677

		$1,163,200

Transportation - Special Tax – 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	$650,000	$631,729
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	600,000	619,344

		$1,251,073

3

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 6.6%
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	$415,000	$413,203
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,105,000	1,239,987
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	1,000,000	1,000,110
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,523,750
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2031	1,145,000	1,182,453
University of Puerto Rico Rev., “Q”, 5%, 2036	1,985,000	1,594,888

		$7,954,391

Utilities - Municipal Owned – 10.0%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,006,060
Elizabethton, TN, Electric System Rev., NATL, 4.5%, 2027	1,000,000	966,220
Johnson City, TN, Electric Rev., FSA, 5%, 2029	1,000,000	1,020,670
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	595,000	618,752
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	206,708
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., NATL, 0%, 2012	3,305,000	3,115,194
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., 5.125%, 2021	1,500,000	1,536,885
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,531,665

		$12,002,154

Utilities - Other – 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	$85,000	$71,827
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	980,736

		$1,052,563

Water & Sewer Utility Revenue – 15.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$388,068
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	902,220
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	810,000	752,109
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	295,000	343,076
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	1,500,000	1,536,825
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,053,940
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,012,350
Hendersonville, TN, Utility District Waterworks & Sewer Rev., FSA, 5%, 2031	1,000,000	1,010,380
Knoxville, TN, Waste Water System Rev., FSA, 4.5%, 2032	1,000,000	961,370
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,644,497
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,205,000	1,203,289
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	788,580
South Blount County, TN, Utility District Waterworks Rev., FSA, 5%, 2033	2,140,000	2,092,685
White House Utility District, TN, Unrefunded, FSA, 5%, 2021	420,000	427,153
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 6%, 2010 (c)	1,000,000	1,027,270

		$18,143,812

Total Municipal Bonds		$117,857,750

Money Market Funds (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	1,929,694	$1,929,694

Total Investments		$119,787,444

Other Assets, Less Liabilities – 0.5%		643,221

Net Assets – 100.0%		$120,430,665

4

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$117,857,750	$—	$117,857,750
Mutual Funds	1,929,694	—	—	1,929,694

Total Investments	$1,929,694	$117,857,750	$—	$119,787,444

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$120,843,240

Gross unrealized appreciation	$3,377,678
Gross unrealized depreciation	(4,433,474)

Net unrealized appreciation (depreciation)	$(1,055,796)

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,986,324	7,101,315	(8,157,945)	1,929,694

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,408	$1,929,694

7

MFS® Virginia Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport & Port Revenue – 5.2%
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	$1,000,000	$993,130
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	684,344
Metropolitan Washington, DC, Airport Authority Rev., “A”, FSA, 5%, 2032	1,455,000	1,297,976
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	2,623,950
Metropolitan Washington, DC, Airports Authority Rev., 5.375%, 2028	1,500,000	1,481,280
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,823,760
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,048,689
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,578,740
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	686,916

		$15,218,785

General Obligations - General Purpose – 2.7%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$645,000	$571,683
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,024,728
Newport News, VA, Economic Development, “A”, 5%, 2031	1,595,000	1,623,391
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	839,210
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	891,186
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	2,888,793

		$7,838,991

General Obligations - Improvement – 5.4%
Arlington County, VA, 4.5%, 2028	$255,000	$256,153
Chesterfield County, VA, 6%, 2010 (c)	1,900,000	1,955,955
Chesterfield County, VA, 5%, 2011 (c)(f)	2,015,000	2,139,527
Guam Government, “A”, 6.75%, 2029	100,000	97,297
Guam Government, “A”, 5.25%, 2037	540,000	418,165
Guam Government, “A”, 7%, 2039	110,000	108,893
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,280,000	3,449,215
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,480,000	3,659,533
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)	1,765,000	1,865,534
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)	1,880,000	1,969,432

		$15,919,704

General Obligations - Schools – 0.9%
Los Angeles, CA, Unified School District, “D”, 5%, 2034	$125,000	$116,645
San Diego, CA, Community College District, FSA, 5%, 2030	2,570,000	2,550,057

		$2,666,702

Healthcare Revenue - Hospitals – 14.9%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,624,100
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,828,202
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	795,860
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,015,660
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,521,540
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,649,500
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	673,343
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	96,820
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,815,535
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,612,620
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	1,030,000	1,012,542
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	933,247
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	2,075,000	2,006,380

1

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	$1,000,000	$1,134,220
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,419,523
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev., Unrefunded Balance (Central Health), 5.2%, 2018	145,000	145,155
Medical College of Virginia, Hospital Authority Rev., NATL, 5.125%, 2018	3,000,000	2,967,000
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,315,000	1,378,988
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,607,852
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,935,000	2,015,573
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	871,930
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,501,930
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,042,737
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	515,000	508,017
Virginia Small Business Financing Authority Hospital Rev., (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,319,120
Washington County, VA, Industrial Development Authority Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,520,666
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	1,917,957
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	947,635

		$43,883,652

Healthcare Revenue - Long Term Care – 1.2%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$560,333
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	228,324
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	485,837
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	482,900
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	693,100
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	750,000	573,713
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	538,305

		$3,562,512

Industrial Revenue - Environmental Services – 1.1%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,568,940
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,728,125

		$3,297,065

Industrial Revenue - Other – 1.2%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$1,912,220
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	905,200

2

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$750,000	$694,433

		$3,511,853

Industrial Revenue - Paper – 0.4%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$724,130
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	740,000	351,500
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	1,750,000	43,750

		$1,119,380

Miscellaneous Revenue - Other – 1.0%
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	$3,000,000	$2,991,510

Multi-Family Housing Revenue – 3.0%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$3,000,000	$3,050,790
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,340,488
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	823,590
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	2,015,920
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,466,472

		$8,697,260

Parking – 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,636,308

Sales & Excise Tax Revenue – 2.0%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$2,250,000	$2,433,645
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., “A”, 5.5%, 2028	1,470,000	1,432,677
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	2,135,000	1,984,226

		$5,850,548

Single Family Housing - State – 4.4%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$1,921,580
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	1,860,500
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,798,340
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,167,752
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,154,251
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,333,468
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,591,429
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	995,180

		$12,822,500

State & Agency - Other – 1.7%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,437,780
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,540,230

		$4,978,010

State & Local Agencies – 11.5%
Blue Ridge, VA, Regional Jail Authority, NATL, 5.2%, 2021	$1,830,000	$1,852,838
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	1,000,000	954,620
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 6.25%, 2011	2,735,000	2,739,650
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 5.25%, 2017	2,000,000	2,002,580
Delaware Valley, PA, Regional Financial Authority, “C”, FRN, 1.197%, 2037	1,915,000	1,188,755

3

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	$2,500,000	$2,521,350
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,022,760
Fairfax County, VA, Economic Development Authority, Fairfax Public Improvement Project, 5%, 2030	1,000,000	1,018,820
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, FSA, 5%, 2035	2,875,000	2,875,978
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036	2,000,000	2,003,980
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,260,700
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,126,590
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	472,535
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,084,370
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	1,120,000	1,214,494
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,103,400
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	956,610
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,549,395
Richmond, VA, Public Facilities, COP (Megahertz Project), “A”, AMBAC, 5%, 2022	1,600,000	1,627,616
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,303,571
Virginia College Building Authority, Educational Facilities Rev., 4.5%, 2032	1,550,000	1,502,198
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,069,140
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	500,000	519,635

		$33,971,585

Tax - Other – 2.1%
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center Expansion), 6.125%, 2010 (c)	$3,500,000	$3,721,970
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	365,000	351,838
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	114,737
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	992,560
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	1,000,000	956,340

		$6,137,445

Tobacco – 1.3%
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	$395,000	$319,038
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,146,830
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	4,350,000	2,397,024

		$3,862,892

Transportation - Special Tax – 2.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 2029	$1,210,000	$1,035,518
Indiana Finance Authority Highway Rev., “A”, NATL, 4.5%, 2029	2,215,000	2,111,205
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,519,764
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,360,427

		$6,026,914

Universities - Colleges – 4.9%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,430,107
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,097,530
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,335,000	2,375,559

4

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Virginia (University Rev.), 5%, 2040	$1,990,000	$2,034,397
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,772,475
Virginia College Building Authority, Educational Facilities Rev. (Hampton University), 6%, 2010 (c)	1,000,000	1,050,850
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,643,180
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,300,000	1,923,996

		$14,328,094

Utilities - Investor Owned – 1.3%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$2,994,630
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	706,874

		$3,701,504

Utilities - Municipal Owned – 4.0%
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)	$240,000	$288,084
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	1,879,650
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,435,000	1,492,285
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	498,219
Richmond, VA, Public Utilities Rev., FSA, 5%, 2012 (c)	5,000,000	5,473,750
Richmond, VA, Public Utilities Rev., 5%, 2035	1,000,000	1,002,990
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035	1,000,000	1,007,660

		$11,642,638

Utilities - Other – 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$854,592
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	931,699

		$1,786,291

Water & Sewer Utility Revenue – 24.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$388,068
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	2,706,660
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	30,000	30,000
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	2,029,460
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,284,697
Hampton Roads Sanitation District Wastewater Rev., VA, 5%, 2038	3,750,000	3,762,900
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,018,180
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,300,668
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	3,295,908
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,985,000	2,980,761
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	3,937,480
Richmond, VA, Public Utilities Rev., 5%, 2040	2,000,000	2,004,480
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022	1,450,000	1,477,855
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.5%, 2032	1,500,000	1,411,995
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.75%, 2035	1,500,000	1,447,920
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,370,891
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,019,660
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,040,340
Virginia Resources Authority Rev., 5%, 2021 (u)	2,780,000	2,924,032
Virginia Resources Authority Rev., 5%, 2023 (u)	3,040,000	3,170,355
Virginia Resources Authority Rev., 5%, 2033 (u)	5,020,000	5,083,804
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,349,071
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	1,135,000	1,200,092

5

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	$2,750,000	$2,927,980
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,094,710
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,037,260
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,798,510
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	630,000	662,376
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	350,000	367,987
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2011 (c)	710,000	774,965
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2011 (c)	750,000	818,625
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2011 (c)	700,000	764,050
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2011 (c)	660,000	720,390
Virginia Resources Authority, Infrastructure Rev., 5%, 2017	330,000	339,408
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2019	230,000	241,562
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019	90,000	92,600
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2020	240,000	251,282
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2010 (c)	1,030,000	1,078,719
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,648,308
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	2,037,346

		$70,891,355

Total Municipal Bonds		$286,343,498

Money Market Funds (v) – 3.2%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	9,386,725	$9,386,725

Total Investments		$295,730,223

Other Assets, Less Liabilities – (0.6)%		(1,817,303)

Net Assets – 100.0%		$293,912,920

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$286,343,498	$—	$286,343,498
Mutual Funds	9,386,725	—	—	9,386,725

Total Investments	$9,386,725	$286,343,498	$—	$295,730,223

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(13,167)	$—	$—	$(13,167)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$293,201,577

Gross unrealized appreciation	$9,562,255
Gross unrealized depreciation	(12,458,508)

Net unrealized appreciation (depreciation)	$(2,896,253)

The aggregate cost above includes prior fiscal year end tax adjustments.

7

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(3) Derivative Contracts at 6/30/09

Futures contracts outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	12	1,420,313	Sep-09	$(13,167)

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	3,256,944	23,320,045	(17,190,264)	9,386,725

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$5,278	$9,386,725

8

MFS® West Virginia Municipal Bond Fund

6/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
General Obligations - General Purpose – 14.9%
Charleston, WV, Public Improvements, 7.2%, 2009	$1,140,000	$1,157,427
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	6,000,000	6,268,020
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,389,765
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	646,698
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)	1,800,000	1,824,480
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,748,940
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	659,380
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	702,293
Tuscaloosa, AL, “A”, 5.125%, 2039	855,000	853,059
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)	1,000,000	1,056,710
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,592,266

		$18,899,038

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$34,054
Guam Government, “A”, 5.25%, 2037	250,000	193,595
Guam Government, “A”, 7%, 2039	45,000	44,547

		$272,196

General Obligations - Schools – 3.2%
Jefferson County, WV, Board of Education, ETM, FGIC, 6.85%, 2009 (c)	$1,680,000	$1,680,000
Monongalia County, WV, Board of Education, NATL, 5%, 2027	2,350,000	2,411,852

		$4,091,852

Healthcare Revenue - Hospitals – 9.4%
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	$465,000	$457,118
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	404,086
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	629,452
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	615,000	585,874
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021	1,000,000	1,006,070
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	600,000	528,414
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,501,800
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,210,000	1,210,460
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	403,835
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,296,025
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	926,320
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	1,000,260

		$11,949,714

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$324,069

Parking – 1.0%
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	$1,260,000	$1,296,049

Sales & Excise Tax Revenue – 1.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$943,321

1

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$635,000	$618,877

		$1,562,198

Single Family Housing Revenue - Local – 0.0%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$20,000	$20,019

Single Family Housing - State – 4.2%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$886,832
West Virginia Housing Development Fund Rev., 5.3%, 2023	455,000	455,109
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	870,000	741,092
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	3,194,386

		$5,277,419

Solid Waste Revenue – 0.3%
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	$305,000	$309,618

State & Local Agencies – 19.2%
Huntington, WV, Municipal Development Authority Rev., NATL, 5.1%, 2018	$1,740,000	$1,776,871
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,685,300
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,488,310
West Virginia Building Commission, Lease Rev., ETM, NATL, 0%, 2009 (c)	1,000,000	1,000,000
West Virginia Economic Development Authority (Correctional Juvenile & Public), NATL, 5%, 2026	2,100,000	2,105,061
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, NATL, 5%, 2029	1,530,000	1,531,239
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,006,410
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,111,300
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	1,017,240
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	659,977
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,363,591
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	645,600

		$24,390,899

Tax - Other – 3.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$154,230
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	52,588
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	500,000	478,170
West Virginia School Building Authority Excess Lottery Rev., 5%, 2026	1,000,000	1,036,620
West Virginia School Building Authority Excess Lottery Rev., 5%, 2028	750,000	767,993
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,091,020

		$4,580,621

Tax Assessment – 0.4%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$295,095
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	218,208

		$513,303

Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$190,000	$153,328
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	195,000	136,385

		$289,713

2

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 1.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 2029	$1,820,000	$1,557,556

Universities - Colleges – 18.1%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,525,425
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,211,646
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,152,328
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,180,000	1,324,149
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2031	820,000	846,822
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,174,293
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,573,177
University of California Rev., “J”, FSA, 4.5%, 2035	1,255,000	1,071,732
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,718,186
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,524,270
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,001,520
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2010 (c)	2,705,000	2,840,493
West Virginia University, University Systems Rev. (West Virginia University), NATL, 5.5%, 2020	1,700,000	1,887,748
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.25%, 2028	2,000,000	2,067,600

		$22,919,389

Utilities - Investor Owned – 4.5%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$774,270
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	470,000	471,330
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	340,000	342,360
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	254,799
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	3,873,400

		$5,716,159

Utilities - Other – 0.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$480,000	$434,078

Water & Sewer Utility Revenue – 15.5%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$728,520
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022	300,000	266,541
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	388,068
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	1,808,951
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	310,000	360,521
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	209,410
King County, WA, Sewer Rev., 5%, 2038	1,360,000	1,329,686
South Blount County, TN, Utility District Waterworks Rev., FSA, 5.25%, 2039	775,000	774,961
West Virginia Water Development Authority Loan Program, “A”, FSA, 5%, 2044	2,000,000	1,944,920
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,200,862
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,022,170
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,023,190
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,849,801
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009 (c)	30,000	30,636

3

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	$895,000	$947,429
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,891,227
West Virginia Water Development Authority, Infrastructure Rev., “A”, FSA, 4.75%, 2045	2,000,000	1,832,460

		$19,609,353

Total Municipal Bonds		$124,013,243

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	1,360,122	$1,360,122

Total Investments		$125,373,365

Other Assets, Less Liabilities – 1.1%		1,422,075

Net Assets – 100.0%		$126,795,440

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$124,013,243	$—	$124,013,243
Mutual Funds	1,360,122	—	—	1,360,122

Total Investments	$1,360,122	$124,013,243	$—	$125,373,365

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$129,075,537

Gross unrealized appreciation	$2,125,969
Gross unrealized depreciation	(5,828,141)

Net unrealized appreciation (depreciation)	$(3,702,172)

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,773,553	4,189,437	(5,602,868)	1,360,122

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,550	$1,360,122

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 18, 2009

*	Print name and title of each signing officer under his or her signature.